UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York	10019

(Address of principal executive offices)	(Zip code)

David A. Hartman, TD Asset Management USA Funds Inc.
31 West 52nd Street, New York, New York 10015
(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-827-7061

Date of fiscal year end:   October 31, 2007

Date of reporting period:   April 30, 2007

Item 1. Reports to Stockholders.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report
April 30, 2007 (Unaudited)

TD Asset Management
USA Funds Inc.

TDAM Money Market Portfolio
– Investor Class
– Premium Class

TDAM U.S. Government Portfolio
– Investor Class

TDAM Municipal Portfolio
– Investor Class

TDAM California Municipal
Money Market Portfolio
– Investor Class

TDAM New York Municipal
Money Market Portfolio
– Investor Class

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS

George F. Staudter† Independent Financial Consultant	Lawrence J. Toal Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple President, The Kevin Scott Dalrymple Foundation	Peter B. M. Eby Corporate Director

Executive Officers

David A. Hartman President and Chief Executive Officer	Christopher Salfi Treasurer and Chief Financial Officer

William I. Song Chief Legal Officer	Michele R. Teichner Chief Compliance Officer

†	Interested Director

2

TD ASSET MANAGEMENT USA FUNDS INC.
Service Providers

Investment Manager & Administrator TD Asset Management USA Inc. 31 West 52nd Street New York, NY10019	Transfer Agent TD AMERITRADE Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY10036	Shareholder Servicing Agent TD AMERITRADE, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Customer Service Department 1-800-669-3900

Custodian The Bank of New York One Wall Street New York, NY10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY10019

Distributor Funds Distributor, Inc. 100 Summer Street Boston, MA 02110	Independent Directors Counsel Morrison & Foerster LLP 2000 Pennsylvania Avenue, N.W. Washington, DC 20006

3

TD ASSET MANAGEMENT USA FUNDS INC.

  Commentary

Market Review

U.S. equities and bonds rode out some volatility midway through the first half of the current fiscal year to post positive returns for the six months ended April 30, 2007. The financial markets’ strong finish to 2006 carried into the new year, investors became increasingly optimistic as oil prices retreated from their record highs, signs started to emerge that the worst of the housing market slowdown might be over, and the Federal Reserve Open Market Committee (Federal Reserve) stopped raising interest rates.

The markets became unsettled in February, however, amid concern that the economy could weaken more than previously thought. Inflation showed no clear sign of easing, tempering optimism that the Federal Reserve would cut short-term interest rates in the first half of 2007 to help shore up the economy. Equities would benefit from the potential boost lower interest rates would provide to economic growth. The value of short-term bonds, which are the most sensitive to changes in interest rates, would increase if rates fell.

The Federal Reserve eased market worries to a certain extent at its March policy meeting. As expected, the central bank left the federal funds rate unchanged at 5.25% but did not indicate a reference to a possible need to raise interest rates further, breaking a trend it had used since June 2006, the last time it lifted rates. Instead, the Federal Reserve shifted to a seemingly more neutral tone, stating that “future policy adjustments will depend on the evolution of the outlook for both inflation and economic growth.”

Still, investors were concerned that the Federal Reserve was more focused on inflation than moderating growth and therefore may not trim interest rates as quickly as some would hope. However, recent reports have indicated that the inflation picture may be improving, so that the Federal Reserve could shift its focus to the outlook for the economy.

After remaining stubbornly high for more than a year, core inflation, which excludes the volatile food and energy components, has begun to retreat over the past few months. The closely watched annual core rate of the Consumer Price Index dipped to 2.3% in April from 2.5% in March and 2.7% in February. The three-month trend is now running at 1.9%, due in large part to a downtrend in owner equivalent rent (OER). However, if OER is factored out, core inflation is only 1.7%, which is within the Federal Reserve’s 1.0% to 2.0% comfort zone. As well, the core rate of the Personal Consumption Expenditure Price Index, the preferred inflation measure of the Federal Reserve, showed that prices were stable in March.

As economic data continues to be mixed, investors are keeping a close eye on housing data in particular to gauge whether the slowdown in the sector and delinquencies on subprime mortgages have a dampening effect on consumer confidence, and by extension, consumer spending — which accounts for two-thirds of economic activity. Economic growth slowed to 1.3% in the first calendar quarter of 2007 from 2.5% in the fourth quarter of 2006, due mainly to a weakening housing market.

4

On the positive side, manufacturing continued to expand in April, with the ISM Manufacturing Index rising to 54.7, the highest in almost a year, from 50.9 in March. A reading above 50 signals growth in the sector. The pace of hiring has slowed somewhat in recent months, as the economy added a lower-than-forecast 88,000 jobs in April following a revised-down 177,000 in March. But 517,000 jobs have been created so far this year, putting the unemployment rate at 4.5%, close to a five-year low. The strength in the labor market, along with gains in the stock market, has also provided a recent boost to consumer confidence.

One area that appears to be feeling the pinch of a slowing economy is productivity. It rose at an annual rate of 1.7% in the first calendar quarter of 2007, down from a gain of 2.1% in the final quarter of last year. For the 12 months ended in March, it increased 1.1%, compared with a 1.6% year-over-year gain the previous quarter. Federal Reserve officials have expressed concern that a long-term trend of slow productivity growth could curb business investment and put upward pressure on inflation for a time. The slowdown in productivity could be temporary, though, as it may reflect the slump in housing as builders have been slow to lay off workers. Exclude the residential sector and productivity appears fairly solid.

The prospect that the Federal Reserve could eventually lower interest rates if economic growth continues to slow and inflation begins to trend downward has weighed on the dollar as well. The dollar’s slide over the past several years versus most major currencies, including the British pound, Euro and Canadian dollar, has continued in 2007. Indeed, the Federal Reserve’s U.S. Trade Weighted Major Currency Dollar Index declined to the lowest level in its 36-year history towards the end of April.

In the end, the positive performance of the equity market was fuelled largely by strong merger and acquisition activity and better-than-expected earnings growth. The return of bonds was helped by the Federal Reserve’s decision to stay on the sidelines and a flight to quality on concerns that weakness in the U.S. subprime mortgage sector would affect the rest of the mortgage market and the economy.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

/s/ David A. Hartman

David A. Hartman
Managing Director
TD Asset Management USA Inc.

June 22, 2007

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. It is possible to lose money by Investing in the Funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser or TD AMERITRADE Institutional at 1-800-431-3500 or Customer Service at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

5

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2006 through April 30, 2007).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Disclosure of Portfolio Expenses (Con’t.) (Unaudited)

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Annualized Expense Ratios 11/1/06 to 4/30/07	Expenses Paid During Period* 11/1/06 to 4/30/07

TDAM Money Market Portfolio – Investor Class

Actual	$1,000.00	$1,022.40	0.93%	$4.66
Hypothetical (5% Return
before expenses)	1,000.00	1,020.18	0.93	4.66

TDAM Money Market Portfolio – Premium Class

Actual	1,000.00	1,024.10	0.59	2.96
Hypothetical (5% Return
before expenses)	1,000.00	1,021.87	0.59	2.96

TDAM U.S. Government Portfolio – Investor Class

Actual	1,000.00	1,021.70	0.93	4.66
Hypothetical (5% Return
before expenses)	1,000.00	1,020.18	0.93	4.66

TDAM Municipal Portfolio – Investor Class

Actual	1,000.00	1,013.20	0.95	4.74
Hypothetical (5% Return
before expenses)	1,000.00	1,020.08	0.95	4.76

TDAM California Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,011.40	0.96	4.79
Hypothetical (5% Return
before expenses)	1,000.00	1,020.03	0.96	4.81

TDAM New York Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,011.30	0.99	4.94
Hypothetical (5% Return
before expenses)	1,000.00	1,019.89	0.99	4.96

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Portfolio Summaries as of 4/30/07 (unaudited)

Portfolio Composition*

All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

TDAM Money Market	TDAM U.S. Government
Invests in high-quality money market securities.	Invests in securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.***

By Security Type	By Security Type

A. 65.2% Bank Obligations	A. 42.7% Repurchase Agreements
B. 31.5% Corporate Obligations	B. 31.7% Agency Obligations
C. 3.3% Taxable Municipal Obligations	C. 25.6% U.S. Guaranteed Obligations
D. 0.0% Repurchase Agreements

TDAM Municipal	TDAM California Municipal Money Market
Invests primarily in high quality municipal securities that pay interest exempt from Federal Income taxes.**	Invests primarily in high quality municipal securities that pay interest exempt from Federal and CA State Income taxes.**

By Security Type	By Security Type

A. 53.6% 7-Day Demand Notes	A. 73.9% 7-Day Demand Notes
B. 29.7% Tax-Exempt Commercial Paper	B. 17.8% Tax-Exempt Commercial Paper
C. 8.3% Put-Bonds	C. 4.8% Put-Bonds
D. 7.2% Daily Demand Notes	D. 3.5% Daily Demand Notes
E. 0.7% Municipal Bonds
F. 0.5% Tax-Exempt Notes

*	Portfolio compositions are subject to change.
**	Income may be subject to federal alternative minimum tax.
***	U.S. government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

8

Portfolio Summaries as of 4/30/07 (unaudited)

Portfolio Composition*

All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

TDAM New York Municipal Money Market
Invests primarily in high quality municipal securities that pay interest exempt from Federal, NY State and NYC Income taxes.**	By Security Type

A. 74.0% 7-Day Demand Notes
B. 10.7% Tax-Exempt Commercial Paper
C. 9.1% Daily Demand Notes
D. 5.5% Put-Bonds
E. 0.7% Municipal Bonds

*	Portfolio compositions are subject to change.
**	Income may be subject to federal alternative minimum tax.

9

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Individual Investors, Financial Reporting, Quarterly Portfolio Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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TABLE OF CONTENTS

Statements of Assets and Liabilities	12

Statements of Operations	14

Statements of Changes in Net Assets	16

Financial Highlights	20

Notes to Financial Statements	32

TDAM Money Market Portfolio
Schedule of Investments	40

TDAM U.S. Government Portfolio
Schedule of Investments	50

TDAM Municipal Portfolio
Schedule of Investments	52

TDAM California Municipal Money Market Portfolio
Schedule of Investments	60

TDAM New York Municipal Money Market Portfolio
Schedule of Investments	63

Notes to Schedules of Investments	66

Board’s Consideration of Investment Management
Arrangements	68

Directors and Officers Information	72

11

Statements of Assets and Liabilities
April 30, 2007 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Investments in securities, at value (including
repurchase agreements of $3,331,000,
$779,351,000, $0, $0, and $0, respectively) (Note 2)	$11,406,735,858	$1,827,625,319	$739,868,448	$288,827,484	$148,234,158
Cash	1,446,774	69,472	—	47,126	398,964
Receivable for capital shares sold	199,314,992	30,207,690	15,965,329	—	1,538,364
Interest receivable	67,886,257	2,989,356	5,619,401	2,016,248	1,026,800
Prepaid expenses	3,737,923	515,995	502,177	106,846	112,320

TOTAL ASSETS	11,679,121,804	1,861,407,832	761,955,355	290,997,704	151,310,606

LIABILITIES
Payable for capital shares redeemed	190,246,714	31,573,410	13,394,615	763,212	3,729,458
Payable for securities purchased	32,283,075	—	—	—	—
Payable to Investment Manager
and its affiliates (Note 3)	7,888,475	1,359,644	568,414	216,128	113,185
Dividends payable to shareholders	1,404,010	220,197	56,565	22,809	11,607
Accrued expenses	—	—	30,640	4,694	17,517
Payable to custodian	—	—	9,146,476	—	—

TOTAL LIABILITIES	231,822,274	33,153,251	23,196,710	1,006,843	3,871,767

NET ASSETS	$11,447,299,530	$1,828,254,581	$738,758,645	$289,990,861	$147,438,839

Net assets consist of:
Paid-in-capital ($.0001 par value
common stock, 17 billion, 12 billion, 5 billion, 8 billion and 8 billion shares authorized, respectively)	$11,447,409,327	$1,828,237,312	738,837,874	$289,958,580	$147,424,962
Distributions in excess of net investment income	(431)	—	—	—	(3,718)
Accumulated net realized gains (losses) from
security transactions	(109,366)	17,269	(79,229)	32,281	17,595

Net assets, at value	$11,447,299,530	$1,828,254,581	$738,758,645	$289,990,861	$147,438,839

Investor Class net asset value, redemption price and offering price per share (Note 2)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

	$9,862,495,856 ÷ 9,862,591,263 shares)	($1,828,254,581 ÷ 1,828,237,312 shares)	($738,758,645 ÷ 738,837,874 shares)	($289,990,861 ÷ 289,958,580 shares)	($147,438,839 ÷ 147,442,360 shares)
Premium Class net asset value, redemption
price and offering price per share (Note 2)	$ 1.00	N/A	N/A	N/A	N/A

	($1,584,803,674 ÷ 1,584,818,064 shares)

Please see accompanying notes to financial statements.

12	13

Statements of Operations
For the Six Month Period Ended April 30, 2007 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest income	$ 293,186,250	$ 47,228,835	$ 13,875,469	$5,425,056	$ 2,721,727

EXPENSES
Distribution fees (Note 3)	23,778,515	3,982,490	1,719,442	682,711	339,969
Shareholder servicing fees (Note 3)	12,011,779	2,212,483	955,241	379,282	188,871
Investment management fees (Note 3)	4,494,622	846,087	382,093	151,712	75,548
Transfer agent fees (Note 3)	5,040,018	884,987	382,093	151,712	75,548
Directors’ fees (Note 4)	1,316	10,240	11,408	11,352	12,190
Registration fees	1,884,077	146,669	96,198	33,478	26,757
Custody fees	261,837	61,954	27,511	12,280	5,741
Shareholder reports and mailing	174,492	43,880	12,562	2,921	2,629
Professional fees	63,873	24,890	19,373	17,380	18,291
Other expenses	57,346	23,058	13,191	7,505	3,032

TOTAL EXPENSES	47,767,875	8,236,738	3,619,112	1,450,333	748,576

Reduction in custody fees due to earnings credits (Note 2)	(18,628)	(5,455)	(750)	—	(390)

NET EXPENSES	47,749,247	8,231,283	3,618,362	1,450,333	748,186

NET INVESTMENT INCOME	245,437,003	38,997,552	10,257,107	3,974,723	1,973,541

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	(1,339)	151	71,997	32,217	17,595

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 245,435,664	$ 38,997,703	$ 10,329,104	$4,006,940	$ 1,991,136

Please see accompanying notes to financial statements.

14	15

Statements of Changes in Net Assets

	TDAM Money Market Portfolio		TDAM U.S. Government Portfolio		TDAM Municipal Portfolio
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS:
Net investment income	$ 245,437,003	$ 339,519,172	$ 38,997,552	$ 63,341,984	$ 10,257,107	$ 18,144,865
Net realized gains (losses)
from security transactions	(1,339)	(125,518)	151	316	71,997	(3,123)

Net increase in net assets
from operations	245,435,664	339,393,654	38,997,703	63,342,300	10,329,104	18,141,742

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(207,744,821)	(299,104,134)	(38,997,552)	(63,341,984)	(10,257,107)	(18,144,865)
Premium Class	(37,692,182)	(40,415,038)	—	—	—	—

Total Dividends to Shareholders	(245,437,003)	(339,519,172)	(38,997,552)	(63,341,984)	(10,257,107)	(18,144,865)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Investor Class:
Proceeds from shares sold	20,119,362,982	32,490,316,271	3,976,652,168	6,932,172,879	1,513,469,660	3,010,717,797
Shares issued in reinvestment
of dividends	207,606,860	298,603,872	38,982,527	63,265,362	10,250,572	18,130,638
Payments for shares redeemed	(19,082,694,478)	(30,562,068,637)	(3,884,180,543)	(6,859,920,244)	(1,525,904,250)	(3,006,943,477)

Net increase (decrease) in net assets
from investor class shares	1,244,275,364	2,226,851,506	131,454,152	135,517,997	(2,184,018)	21,904,958

Premium Class:
Proceeds from shares sold	1,288,113,976	1,795,254,888	—	—	—	—
Proceeds from merger	—	1,032,143,699	—	—	—	—
Shares issued in reinvestment
of dividends	37,678,984	40,222,090	—	—	—	—
Payments for shares redeemed	(1,200,812,283)	(1,407,783,290)	—	—	—	—

Net increase in net assets from
premium class shares	124,980,677	1,459,837,387	—	—	—	—

Net increase (decrease) in net assets
from capital share transactions	1,369,256,041	3,686,688,893	131,454,152	135,517,997	(2,184,018)	21,904,958

TOTAL INCREASE (DECREASE)
IN NET ASSETS	1,369,254,702	3,686,563,375	131,454,303	135,518,313	(2,112,021)	21,901,835
NET ASSETS:
Beginning of period	10,078,044,828	6,391,481,453	1,696,800,278	1,561,281,965	740,870,666	718,968,831

End of period	$ 11,447,299,530	$ 10,078,044,828	$ 1,828,254,581	$ 1,696,800,278	$ 738,758,645	$ 740,870,666

Distributions in excess of net
investment income	$ (431)	$ (431)	$ —	$ —	$ —	$ —

Please see accompanying notes to financial statements.

16	17

Statements of Changes in Net Assets

	TDAM California Municipal Money Market Portfolio		TDAM New York Municipal Money Market Portfolio
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS:
Net investment income	$ 3,974,723	$ 7,583,761	$ 1,973,541	$ 3,526,469
Net realized gains from security transactions	32,217	5,549	17,595	109,325

Net increase in net assets from operations	4,006,940	7,589,310	1,991,136	3,635,794

DIVIDENDS TO SHAREHOLDERS — Investor Class:
From net investment income	(3,974,723)	(7,583,761)	(1,973,541)	(3,530,148)
From net realized gain on security transactions	(5,549)	—	(99,228)	—

Total Dividends to Shareholders	(3,980,272)	(7,583,761)	(2,072,769)	(3,530,148)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	527,161,346	1,188,671,328	247,283,668	524,810,608
Shares issued in reinvestment of dividends	3,979,695	7,577,330	2,070,508	3,528,016
Payments for shares redeemed	(559,988,492)	(1,170,614,896)	(249,785,616)	(533,069,730)

Net increase (decrease) in net assets from capital share transactions	(28,847,451)	25,633,762	(431,440)	(4,731,106)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,820,783)	25,639,311	(513,073)	(4,625,460)

NET ASSETS:
Beginning of period	318,811,644	293,172,333	147,951,912	152,577,372

End of period	$ 289,990,861	$ 318,811,644	$ 147,438,839	$ 147,951,912

Distributions in excess of net investment income	$ —	$ —	$ (3,718)	$ (3,718)

Please see accompanying notes to financial statements.

18	19

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	TDAM Money Market Portfolio Investor Class
	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.022		0.040	0.022	0.005	0.006	0.015

Dividends from net investment income	(0.022)		(0.040)	(0.022)	(0.005)	(0.006)	(0.015)
Distributions from net realized
gains on security transactions	—		—	(0.000)*	—	(0.000)*	—

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.93	%(B)	0.90%	0.91%	0.91%	0.90%	0.90%
Ratio of net expenses to average net assets	0.93	%(B)	0.88%	0.82%	0.82%	0.77%	0.77%
Ratio of net investment income to average net assets	4.47	%(B)	4.06%	2.17%	0.49%	0.64%	1.46%

SUPPLEMENTAL DATA
Total investment return (A)	2.24%		4.10%	2.20%	0.52%	0.65%	1.48%
Net assets, end of period	$ 9,862,495,856		$ 8,618,221,636	$ 6,391,481,453	$ 6,252,453,325	$ 8,907,242,750	$ 8,593,706,212

Average net assets	$ 9,372,691,693		$ 7,358,266,318	$ 5,954,856,436	$ 7,550,940,664	$ 8,636,511,932	$ 8,190,289,039

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

20	21

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	TDAM Money Market Portfolio Premium Class
	Six Months Ended April 30, 2007 (Unaudited)		Period Ended October 31, 2006*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000

Net investment income	0.024		0.031

Dividends from net investment income	(0.024)		(0.031)

Net asset value, end of period	$ 1.000		$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.59	%(B)	0.56	%(B)
Ratio of net expenses to average net assets	0.59	%(B)	0.56	%(B)
Ratio of net investment income to average net assets	4.80	%(B)	4.64	%(B)

SUPPLEMENTAL DATA
Total investment return (A)	2.41%		3.15%
Net assets, end of period	$ 1,584,803,674		$ 1,459,823,192

Average net assets	$ 1,581,897,255		$ 1,287,897,928

*	Premium Class shares commenced operations on February 27, 2006.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

22	23

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	TDAM U.S. Government Portfolio Investor Class
	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.022		0.039	0.021	0.004	0.006	0.014

Dividends from net investment income	(0.022)		(0.039)	(0.021)	(0.004)	(0.006)	(0.014)
Distributions from net realized
gains on security transactions	—		—	(0.000)*	—	(0.000)*	—

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average
net assets	0.93	%(B)	0.93%	0.92%	0.92%	0.92%	0.93%
Ratio of net expenses to average
net assets	0.93	%(B)	0.91%	0.82%	0.82%	0.78%	0.77%
Ratio of net investment income to
average net assets	4.41	%(B)	3.93%	2.09%	0.45%	0.55%	1.36%

SUPPLEMENTAL DATA
Total investment return (A)	2.21%		3.97%	2.11%	0.45%	0.56%	1.37%
Net assets, end of period	$ 1,828,254,581		$ 1,696,800,278	$ 1,561,281,965	$ 1,484,804,710	$ 1,568,884,363	$ 1,270,725,107

Average net assets	$ 1,784,659,119		$ 1,612,120,570	$ 1,478,484,731	$ 1,561,665,079	$ 1,292,118,256	$ 1,210,024,354

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

24	25

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	TDAM Municipal Portfolio Investor Class
	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.013		0.024	0.014	0.004	0.005	0.010

Dividends from net investment income	(0.013)		(0.024)	(0.014)	(0.004)	(0.005)	(0.010)

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average
net assets	0.95	%(B)	0.95%	0.93%	0.93%	0.92%	0.94%
Ratio of net expenses to average
net assets	0.95	%(B)	0.92%	0.81%	0.81%	0.76%	0.76%
Ratio of net investment income to
average net assets	2.68	%(B)	2.44%	1.37%	0.38%	0.48%	0.98%

SUPPLEMENTAL DATA
Total investment return (A)	1.34%		2.47%	1.38%	0.39%	0.48%	0.98%
Net assets, end of period	$ 738,758,645		$ 740,870,666	$ 718,968,831	$ 740,484,497	$ 718,450,259	$ 672,346,210

Average net assets	$ 770,527,674		$ 742,463,854	$ 743,238,119	$ 758,867,575	$ 716,364,898	$ 659,741,138

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

26	27

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	TDAM California Municipal Money Market Portfolio Investor Class
	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.013		0.024	0.015	0.005	0.004	0.009

Distributions from net investment
income	(0.013)		(0.024)	(0.015)	(0.005)	(0.004)	(0.009)
Distributions from net realized gains
on security transactions	(0.000	)*	—	(0.000)*	—	—	—

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average
net assets	0.96	%(B)	0.95%	0.94%	0.94%	0.94%	0.94%
Ratio of net expenses to average
net assets	0.96	%(B)	0.89%	0.70%	0.70%	0.65%	0.65%
Ratio of net investment income to
average net assets	2.62	%(B)	2.44%	1.51%	0.46%	0.45%	0.87%

SUPPLEMENTAL DATA
Total investment return (A)	1.31%		2.47%	1.51%	0.46%	0.45%	0.87%
Net assets, end of period	$ 289,990,861		$ 318,811,644	$ 293,172,333	$ 259,311,733	$ 255,964,770	$ 256,338,547

Average net assets	$ 305,941,090		$ 310,356,080	$ 277,360,763	$ 259,374,649	$ 256,329,078	$ 242,095,438

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

28	29

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	TDAM New York Municipal Money Market Portfolio Investor Class
	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.013		0.024	0.015	0.004	0.004	0.009

Distributions from net investment
income	(0.013)		(0.024)	(0.015)	(0.004)	(0.004)	(0.009)
Distributions from net realized
gains on security transactions	(0.000	)*	—	—	—	(0.000)*	—

Net asset value, end of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average
net assets	0.99	%(B)	0.98%	0.97%	0.97%	0.96%	0.97%
Ratio of net expenses to average
net assets	0.99	%(B)	0.91%	0.70%	0.70%	0.65%	0.65%
Ratio of net investment income to
average net assets	2.61	%(B)	2.40%	1.48%	0.43%	0.45%	0.87%

SUPPLEMENTAL DATA
Total investment return (A)	1.37%		2.44%	1.48%	0.43%	0.46%	0.87%
Net assets, end of period	$ 147,438,839		$ 147,951,912	$ 152,577,372	$ 140,319,128	$ 150,323,612	$ 149,269,604

Average net assets	$ 152,348,773		$ 146,685,155	$ 143,205,172	$ 141,606,419	$ 156,579,143	$ 144,026,670

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B)	Annualized.

Please see accompanying notes to financial statements.

30	31

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2007 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has nine portfolios. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”), and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On February 27, 2006, pursuant to a shareholder vote, the Money Market Plus Portfolio of TD Waterhouse Plus Funds, Inc. transferred substantially all of its assets to the Money Market Portfolio in exchange for Premium Class shares of the Money Market Portfolio having an aggregate net asset value equal to the value of the Money Market Plus Portfolio’s assets and the assumption by the Money Market Portfolio of the Money Market Plus Portfolio’s liabilities.

On December 11, 2006, the Board of Directors approved the reclassification and designation of the shares of the five existing Portfolios as follows:

TDAM Money Market Portfolio — Investor Class	11,000,000,000 authorized shares
TDAM Money Market Portfolio — Premium Class	6,000,000,000 authorized shares

32

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2007 (Unaudited)

TDAM U.S. Government Portfolio — Investor Class	12,000,000,000 authorized shares
TDAM Municipal Portfolio — Investor Class	5,000,000,000 authorized shares
TDAM New York Municipal Money Market
Portfolio — Investor Class	8,000,000,000 authorized shares
TDAM California Municipal Money Market
Portfolio — Investor Class	8,000,000,000 authorized shares

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates — The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2007, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Company’s “Investment Manager” or “Administrator”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults

33

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2007 (Unaudited)

on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) whereby BISYS performs certain administrative services for the Portfolios. The Administrator pays BISYS’ fees for providing these services.

TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. The Premium Class of the Money

34

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2007 (Unaudited)

Market Portfolio pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

The Company has entered into an Amended and Restated Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency-related services. For such services, each Portfolio and class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan under Rule 12b-1 of the Act (the “Rule 12b-1 Plan”) permits each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% (0.365% in the case of the Premium Class of the Money Market Portfolio) of the annual average daily net assets of each Portfolio (or class, in the case of the Money Market Portfolio) (“12b-1 Fees”). These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”). The Distribution Fees paid for the six month period ended April 30, 2007 for the Investor Class of the Money Market, U.S. Government, Municipal, California and New York Portfolios were $20,915,281, $3,982,490, $1,719,442, $682,711 and $339,969, respectively; and for the Premium Class of the Money Market Portfolio was $2,863,234; all of which was retained by TD AMERITRADE, Inc.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $24,000, payable quarterly,

2.	a meeting fee of $3,500 for each meeting attended in person,

3.	a meeting fee of $2,500 for each meeting attended by telephone, and

4.	For committee meetings taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $3,500 for each such meeting attended.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

35

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2007 (Unaudited)

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal year ended October 31, 2006, were as follows:

		Tax-exempt Income	Ordinary Income	Long-Term Capital Gains	Total
TDAM Money Market Portfolio
	2006	$ —	$339,519,172	$ —	$339,519,172
TDAM U.S. Government Portfolio
	2006	—	63,341,984	—	63,341,984
TDAM Municipal Portfolio
	2006	18,144,865	—	—	18,144,865
TDAM California Portfolio
	2006	7,583,761	—	—	7,583,761
TDAM New York Portfolio
	2006	3,530,148	—	—	3,530,148

The tax character of distributions for the fiscal year ending October 31, 2007 will be determined at the end of the current fiscal year.

36

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2007 (Unaudited)

As of October 31, 2006, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Distributable Earnings (Accumulated Loss)
TDAM Money Market
Portfolio		$1,282,887	$—	$(138,493)	$(1,252,852)	$(108,458)
TDAM U.S. Government
Portfolio	—	222,291	—	—	(205,173)	17,118
TDAM Municipal Portfolio	52,030	—	—	(151,065)	(52,191)	(151,226)
TDAM California Portfolio	22,297	—	5,549	—	(22,233)	5,613
TDAM New York Portfolio	6,431	98,289	939	—	(10,149)	95,510

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2010	2011	2012	2013	2014	Total
TDAM Money Market
Portfolio	$ —	$ —	$ —	$ 12,975	$125,518	$138,493
TDAM Municipal Portfolio	1,634	3,231	7,201	135,876	3,123	151,065

37

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2007 (Unaudited)

Note 7 — New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48“). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Company does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

38

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2007 (Unaudited)

Note 8 — Subsequent Event

Effective May 14, 2007, TD AMERITRADE Clearing, Inc. became the transfer agent to the Investor Class and Premium Class of the Money Market Portfolio and the Investor Class of each Portfolio. The Board of Directors of the Company, at a meeting held on December 11, 2006, approved TD AMERITRADE Clearing, Inc. as the transfer agent to the above-referenced classes of the Portfolios. For such services, each Portfolio and class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—8.5%
$30,602,534	Capital One Auto Finance Trust, Ser. 2007-A, Cl. A-1, 5.30%, due 2/15/07 (GTY: AMBAC)	5.32	$ 30,602,534
154,599,314	LEAFs, LLC, 5.32%, due 5/21/07 (Credit: AIG Financial Products Corp.) (Notes A, E)	5.32	154,599,137
137,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 5/7/07 (Credit: Bank of America, N.A.) (Note E)	5.30	136,879,668
145,548,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 6/7/07 (Credit: Bank of America, N.A.) (Note E)	5.29	144,767,135
25,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 6/8/07 (Credit: Bank of America, N.A.) (Note E)	5.30	24,861,854
235,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.43%, due 5/29/07 (Notes A, E)	5.35	235,155,237
35,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 5.35%, due 2/6/07 (Notes A, E)	5.33	35,000,000
150,000,000	RACERS Trust, Ser. 2004-6-MM, 5.37%, due 5/22/07 (Credit: Lehman Brothers Holdings, Inc.) (Notes A, E)	5.37	150,000,000
62,459,730	Santander Drive Auto Receivables Trust 2007-1, Cl. A-1, due 4/15/08 (Credit: FGIC; Bank of America, N.A.)	5.32	62,459,730
7,203,333	UPFC Auto Receivables Trust 2006-A, Cl A-1 Notes, 5.34%, due 12/15/07 (GTY: MBIA)	5.34	7,203,333

			981,528,628

	BROKER/DEALER OBLIGATIONS—10.0%
248,000,000	Goldman Sachs Group, Inc., 5.37%, due 5/15/07 (Notes A, E)	5.36	248,000,000
6,000,000	Lehman Brothers Holdings, Inc., 5.38%, due 5/22/07 (Note A)	5.31	6,003,022
347,000,000	Merrill Lynch & Co., Inc., 5.57%, due 5/11/07 (Note A)	5.57	347,000,000
10,000,000	Merrill Lynch & Co., Inc., 5.33%, due 5/15/07 (Note A)	5.33	10,000,000
100,000,000	Merrill Lynch & Co., Inc., 5.30%, due 5/24/07 (Note A)	5.30	100,000,000
50,000,000	Morgan Stanley, 5.44%, due 5/3/07 (Note A)	5.38	49,638,194
21,575,000	Morgan Stanley, 5.36%, due 5/3/07 (Note A)	5.36	21,575,000
51,000,000	Morgan Stanley, 5.40%, due 5/4/07 (Note A)	5.40	51,006,773
254,000,000	Morgan Stanley, 5.38%, due 5/15/07 (Note A)	5.38	254,000,000
5,000,000	Morgan Stanley, 5.41%, due 5/29/07 (Note A)	5.41	5,000,000
50,000,000	Morgan Stanley, due 6/20/07	5.33	50,000,000

			1,142,222,989

40

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FINANCE & INSURANCE OBLIGATIONS—6.4%
$200,000,000	American Express Credit Corp., 5.42%, due 5/8/07 (Note A)	5.42	$ 200,000,000
235,000,000	General Electric Capital Corp., 5.44%, due 5/17/07 (Note A)	5.41	235,000,000
11,000,000	HSBC Finance Corp., 5.37%, due 5/24/07 (Note A)	5.33	11,003,264
39,500,000	HSBC Finance Corp., due 6/22/07	5.27	39,210,728
4,100,000	Kokomo Grain Co., Inc., Ser. 2002-A, 5.34%, due 5/14/07 (LOC: General Electric Capital Corp.) (Notes A, C, E)	5.34	4,100,000
50,000,000	MBIA Global Funding, LLC, due 2/11/08 (GTY: MBIA)	5.41	50,000,000
10,754,000	Meridian Funding Co., LLC, Extendible MTN, 5.47%, due 5/29/07 (GTY: MBIA) (Note A)	5.47	10,754,000
6,600,000	Morgan Stanley, 5.40%, due 5/4/07 (Note A)	5.27	6,600,000
60,000,000	Sigma Finance Inc., due 6/8/07 (Note E)	5.35	59,668,133
100,000,000	Sigma Finance Inc., due 8/20/07 (Note E)	5.33	98,399,750
23,750,000	Sigma Finance Inc., due 10/24/07	5.25	23,159,575

			737,895,450

	FUNDING AGREEMENTS—2.4%
275,000,000	Metropolitan Life Insurance Co., 5.46%, due 7/2/07 (Notes A, B)	5.46	275,000,000
	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.4%
4,295,170	Amtrak Trust 93-A, Ser. A, 5.31% (GTY: General Electric Co.) (Note C)	5.31	4,295,170
17,114,228	Amtrak Trust 93-B, Ser. A, 5.31% (GTY: General Electric Co.) (Note C)	5.31	17,114,228
12,913,853	Amtrak Trust 93-B, Ser. B, 5.31% (GTY: General Electric Co.) (Note C)	5.31	12,913,853
10,000,000	Frontenac Properties, Inc., 5.35% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	5.35	10,000,000

			44,323,251

	LOAN PARTICIPATIONS—3.6%
35,000,000	Army and Air Force Exchange Service, 5.30%, due 5/15/07 (Note B)	5.30	35,000,000
10,000,000	Army and Air Force Exchange Service, 5.30%, due 5/29/07 (Note B)	5.30	10,000,000
40,000,000	Army and Air Force Exchange Service, 5.30%, due 5/30/07 (Note B)	5.30	40,000,000
150,000,000	Army and Air Force Exchange Service, 5.34%, due 6/12/07 (Note B)	5.32	150,000,000

41

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$25,000,000	Army and Air Force Exchange Service, 5.32%, due 6/26/07 (Note B)	5.32	$ 25,000,000
47,600,000	AXA Equitable Life Insurance Company, 5.37%, due 6/21/07 (Notes A, B)	5.37	47,600,000
10,000,000	California Institute of Technology, 5.31%, due 5/3/07	5.31	10,000,000
9,000,000	California Institute of Technology, 5.30%, due 5/24/07	5.30	9,000,000
66,200,000	Cos-Mar Company, 5.31%, due 5/30/07 (GTY: General Electric Co.) (Note B)	5.31	66,200,000
3,000,000	Perseverance Associates LP, 5.45%, due 5/7/07 (GTY: Prudential Insurance Co. of America) (Note B)	5.45	3,000,000
14,170,000	WellesleyCollege, 5.33%, due 5/4/07	5.33	14,170,000

			409,970,000

	TOTAL CORPORATE OBLIGATIONS—31.3%		3,590,940,318

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—1.2%
64,700,000	Depfa Bank PLC, due 5/29/07	5.27	64,437,821
25,000,000	Irish Life & Permanent PLC, 5.32%, due 7/10/07 (Note E)	5.32	24,748,194
50,000,000	Irish Life & Permanent PLC, 5.37%, due 9/20/07 (Note E)	5.37	48,996,139

			138,182,154

	BANK NOTES—34.2%
220,000,000	Allied Irish Banks, PLC, 5.30%, due 5/21/07 (Notes A, E)	5.30	220,000,000
90,000,000	Bank of New York Co., Inc., 5.38%, due 5/29/07 (Note A)	5.38	90,000,000
260,000,000	Bayerische Landesbank GZ, 5.37%, due 5/24/07 (Note A)	5.37	260,000,000
372,000,000	Canadian Imperial Bank of Commerce, 5.41%, due 2/15/08 (Note A)	5.41	372,000,000
10,000,000	Commonwealth Bank of Australia, 5.32%, due 5/24/07 (Note A)	5.32	10,000,000
200,000,000	Credit Agricole S.A., 5.32%, due 6/22/07 (Note A)	5.32	200,000,000
270,000,000	Credit Agricole S.A., 5.33%, due 7/23/07 (Note A)	5.33	270,000,000
200,000,000	Danske Bank A/S, 5.29%, due 5/21/07 (Note A)	5.28	200,000,000
125,000,000	HBOS Treasury Services PLC, 5.29%, 5/8/07 (Note A)	5.29	125,000,000
135,000,000	Irish Life & Permanent PLC, 5.36%, due 5/21/07 (Note A)	5.36	135,000,000

42

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$98,600,000	Irish Life & Permanent PLC, 5.34%, due 5/22/07 (Note A)	5.32	$ 98,617,316
80,000,000	JPMorgan Chase & Co., 5.29%, due 5/2/07 (Note A)	5.29	80,000,000
150,000,000	National Australia Bank, 5.31%, 5/8/07 (Note A)	5.31	150,003,075
195,000,000	Rabobank Nederland, 5.32%, due 5/15/07 (Note A)	5.32	195,000,000
250,000,000	Royal Bank of Canada, 5.31%, due 5/1/07 (Note A)	5.31	250,000,000
69,000,000	Royal Bank of Canada, 5.37%, due 5/10/07 (Note A)	5.37	69,000,000
75,000,000	Societe Generale, 5.31%, due 5/2/07 (Note A)	5.31	75,000,000
287,000,000	Svenska Handelsbanken AB, 5.29%, due 5/21/07 (Note A)	5.29	287,000,000
61,600,000	Wells Fargo & Co., 5.38%, due 5/2/07 (Note A)	5.38	61,600,251
99,000,000	Wells Fargo & Co., 5.28%, due 5/18/07 (Note A)	5.28	99,000,000
175,000,000	Wells Fargo & Co., 5.41%, due 5/15/07 (Note A)	5.41	175,000,000
25,895,000	Wells Fargo & Co., due 3/10/08	5.21	25,657,155
185,000,000	WestLB AG, NY, 5.38%, due 5/10/07 (Note A)	5.38	185,000,000
95,000,000	Westpac Banking Corp., NY, 5.40%, due 6/11/07 (Note A)	5.39	95,004,720
168,000,000	Westpac Banking Corp., NY, 5.30%, due 5/8/07 (Note A)	5.30	168,000,797
20,000,000	Westpac Banking Corp., NY, 5.31%, due 5/16/07 (Note A)	5.31	20,000,000

			3,915,883,314

	DOMESTIC BANK SUPPORTED OBLIGATIONS—3.8%
5,340,000	ACF Parking LTD., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,340,000
3,995,000	Anacortes Class Assets, LLC, Ser. 2003A, 5.36% (LOC: Bank of America, N.A.) (Note C)	5.29	3,995,000
6,230,000	B.F. Ft. Myers, Inc., B.F. South, Inc., UB Ltd., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,230,000
3,600,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 5.52% (LOC: Bank of New York) (Note C)	5.44	3,600,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax. Secs., Ser. 1999, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,035,000
16,080,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 5.44% (LOC: Wachovia Bank, N.A.) (Note C)	5.37	16,080,000
2,200,000	CEGW, Inc., Ser. 1999, 5.35% (LOC: PNC Bank, N.A.) (Note C)	5.28	2,200,000
4,965,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,965,000

43

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,965,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.40	$ 1,965,000
13,975,000	Corp. Fin. Managers, Inc., Integrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	13,975,000
12,180,000	Country Class Assets, LLC Tax., Ser. 2004A, 5.29% (LOC: Bank of America, N.A.) (Note C)	5.36	12,180,000
5,735,000	Cubba Capital, LLC, Tax. Adj. Rate Notes, Ser. 2005-A, 5.37% (LOC: Comerica Bank) (Note C)	5.30	5,735,000
1,400,000	D & I Properties, LLC, Tax. Adj. Rate Demand Bonds, Ser. 2004, 5.37% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.30	1,400,000
4,100,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,100,000
8,340,000	DAPSCO, Inc., Tax., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	8,340,000
3,280,000	Dayton Freight Lines, Inc., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,280,000
7,280,000	Dayton Freight Lines, Inc., Ser. 2007, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	7,280,000
27,740,000	Dominican Sisters, St. Mary’s of the Springs, Tax., Ser. 2000, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	27,740,000
4,105,000	EXAL Corp., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,105,000
3,855,000	EXAL Corp., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,855,000
4,000,000	Galloway Co., Tax., Ser. 2003, 5.48% (LOC: JPMorganChase Bank, N.A.) (Note C)	5.40	4,000,000
3,910,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,910,000
6,025,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,025,000
1,411,500	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,411,500
19,730,000	Inter Mountain Cable, Inc., Ser. 2006, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	19,730,000
1,600,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,600,000
3,060,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,060,000

44

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$3,456,000	Kern Water Bank Authority, Tax. Adj. Rate. Demand Rev. Bonds, Ser. 2003B, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	$ 3,456,000
12,700,000	Lakewood Senior Campus, LLC, Adj. Rate Tax. Secs., 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	12,700,000
900,000	Lauren Co., LLC, Tax. Adj. Rate Demand Bonds, Ser. 2003, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	900,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 5.32% (LOC: Wachovia Bank, N.A.) (Note C)	5.25	55,000,000
6,800,000	Mikrotec CATV, LLC, Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,800,000
5,435,000	New Lexington Clinic, P.S.C., Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,435,000
4,855,000	New Plaza Management, LLC, Adj. Rate Tax. Demand Notes, Ser. 2003, 5.38% (LOC: U.S. Bank, N.A.) (Note C)	5.31	4,855,000
5,000,000	North Fountain View Development Co., LLC, Adj Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
16,300,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	16,300,000
1,385,000	PCP Investors, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	1,385,000
11,685,000	Pitney Roads Partners, LLC, Tax., Ser. 2003A, 5.37% (LOC: Bank of America, N.A.) (Note C)	5.37	11,685,000
58,900,000	Provena Health CP Rev. Notes, Ser. 1998, due 6/5/07 (LIQ: JPMorgan Chase Bank, N.A.)	5.33	58,597,647
2,800,000	Quadra, Inc. and S.L.J.B., LLC, Tax. Adj. Rate Notes, Ser. 2003, 5.42% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.35	2,800,000
8,035,000	Riddle Memorial Hospital Health Care Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 5.39% (LOC: PNC Bank, N.A.) (Notes C, E)	5.32	8,035,000
9,300,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	9,300,000
2,100,000	Savannah College of Art & Design, Inc. (The), Tax. Adj. Rev. Bonds, Ser. 2004, 5.35% (LOC: Bank of America, N.A.) (Note C)	5.28	2,100,000
7,535,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	7,535,000
4,900,000	Smith of Georgia, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,900,000

45

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$2,520,000	Sound Class Assets, LLC, Ser. 2003A, 5.36% (LOC: Bank of America, N.A.) (Note C)	5.29	$ 2,520,000
3,650,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 5.35% (LOC: PNC Bank, N.A.) (Note C)	5.28	3,650,000
1,500,000	The Scranton Times, LP, Ser. 1997, 5.34% (LOC: PNC Bank, N.A.) (Note C)	5.34	1,500,000
5,000,000	Towne Care Center, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
9,350,000	Triad Group, Inc., Ser. 1997, 5.44% (LOC: Wachovia Bank, N.A.) (Note C)	5.37	9,350,000
11,215,000	Turfway Park, LLC, Tax., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	11,215,000
3,000,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,000,000
1,940,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,940,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2005, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	1,500,000
2,000,000	Willow Interests, LLC, Et Al., Adj. Rate Tax. Secs., Ser. 2005, 5.31% (LOC: Fifth Third Bank) (Note C)	5.31	2,000,000
2,700,000	Yuengling Beer Co., Inc., Ser. 1999A, 5.35% (LOC: PNC Bank, N.A.) (Notes C, E)	5.28	2,700,000

			438,295,147

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—10.5%
67,000,000	Barclays Bank PLC, 5.46%, due 8/15/07	5.35	67,017,183
100,000,000	Credit Suisse, 5.38%, due 6/7/07	5.38	100,000,000
100,000,000	Credit Suisse, 5.41%, due 8/24/07	5.41	100,001,514
100,000,000	Credit Suisse, 5.35%, due 2/27/08	5.25	100,077,048
100,000,000	Deutsche Bank AG, 5.34%, due 8/8/07	5.34	100,001,339
50,000,000	Deutsche Bank AG, 5.30%, due 2/20/08	5.20	50,024,782
50,000,000	Deutsche Bank AG, 5.29%, due 2/20/08	5.20	50,020,891
173,000,000	Fortis Bank, 5.33%, due 8/27/07	5.22	173,060,362
100,000,000	Fortis Bank, 5.36%, due 9/21/07	5.36	100,001,884
13,500,000	Rabobank Nederland, 5.24%, due 11/21/07	5.25	13,497,404
49,000,000	Rabobank Nederland, 5.18%, due 12/20/07	5.31	48,954,261
100,000,000	Royal Bank of Canada, 5.68%, due 7/3/07	5.68	100,000,621
50,000,000	Royal Bank of Canada, 5.40%, due 10/2/07 (Note F)	5.40	50,000,000
99,000,000	Westpac Banking Corp., 5.14%, due 10/9/07	5.27	96,726,479
46,000,000	Westpac Banking Corp., 5.35%, due 10/29/07	5.32	45,992,270

			1,195,376,038

46

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—4.7%
$200,000,000	Barclays Bank PLC, 5.37%, due 6/6/07	5.37	$ 200,000,948
200,000,000	BNP Paribas, 5.20%, due 12/10/07	5.19	200,011,913
100,000,000	Deutsche Bank AG, 5.33%, due 10/19/07	5.33	100,000,000
40,000,000	Deutsche Bank AG, 5.30%, due 1/14/08	5.24	39,997,827

			540,010,688

	FOREIGN BANK SUPPORTED OBLIGATIONS—10.6%
13,300,000	Abbey National North America LLC, due 6/1/07 (GTY: Abbey National PLC)	5.31	13,240,159
54,700,000	Abbey National North America LLC, due 6/5/07 (GTY: Abbey National PLC)	5.31	54,422,398
50,000,000	Abbey National North America LLC, due 9/20/07 (GTY: Abbey National PLC)	5.27	49,000,083
100,000,000	Danske Corp., due 5/31/07 (GTY: Danske Bank A/S)	5.30	99,570,000
34,000,000	Danske Corp., due 10/26/07 (GTY: Danske Bank A/S)	5.28	33,139,271
50,000,000	HBOS Treasury Services PLC, 5.39%, due 5/1/07 (GTY: Bank of Scotland) (Note A)	5.39	50,000,000
237,000,000	HBOS Treasury Services PLC, 5.43%, due 11/20/07 (GTY: Bank of Scotland) (Note A)	5.43	237,000,044
75,000,000	HBOS Treasury Services PLC, 5.42%, due 6/25/07 (GTY: Bank of Scotland) (Note A)	5.42	75,000,000
40,000,000	Louis Dreyfus Corp., due 5/11/07 (LOC: Calyon)	5.29	39,941,444
50,000,000	Louis Dreyfus Corp., due 5/15/07 (LOC: Calyon)	5.27	49,897,528
73,500,000	Louis Dreyfus Corp., Ser. A, due 5/4/07 (LOC: Barclays Bank PLC)	5.29	73,467,721
40,300,000	Louis Dreyfus Corp., Ser. A, due 5/15/07 (LOC: Barclays Bank PLC)	5.27	40,217,407
50,000,000	Louis Dreyfus Corp., Ser. B, due 5/4/07 (LOC: Barclays Bank PLC)	5.29	49,978,042
100,000,000	Societe Generale North America, Inc., due 9/12/07 (GTY: Societe Generale)	5.25	98,097,944
124,600,000	UBS Finance (Delaware) Inc., due 6/5/07 (GTY: UBS AG)	5.31	123,967,655
127,330,000	UBS Finance (Delaware) Inc., due 8/10/07 (GTY: UBS AG)	5.24	125,499,189

			1,212,438,885

	TOTAL BANK OBLIGATIONS—65.0%		7,440,186,226

47

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	TAXABLE MUNICIPAL OBLIGATIONS
$1,800,000	CA Infrastructure & Economic Development Bank, Tax. Adj. Rate Demand (Surtec, Inc. Proj.), Ser. 2003B, 5.42%, (LOC: Comerica Bank) (Note C)	5.35	$ 1,800,000
24,000,000	CA PCFA Environ. Improv. Rev. Bonds (Browning-Ferris Project) Tax., Ser. 1997, due 6/5/07 (GTY: JPMorgan Chase Bank, N.A.)	5.34	24,000,000
11,684,000	CT HFA, Housing Mortgage Finance Program Bonds, Tax., Ser. 1998 F-1, 5.30% (Credit: Landesbank Hessen-Thueringen GZ: AMBAC) (Note C)	5.30	11,684,000
3,000,000	Florence, KY Industrial Building Rev., Ser. 2005A, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,000,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005B, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
5,740,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.), 5.33% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.26	5,740,000
19,200,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 5.37% (LOC: Northern Trust Company) (Note C)	5.30	19,200,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 5.32% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.32	22,100,000
20,020,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 5.32% (Credit: MBIA; Bank of America, N.A.) (Note C)	5.32	20,020,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-I, 5.32% (Credit: MBIA; Bank One, N.A.) (Note C)	5.32	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-II, 5.31% (Credit: MBIA; Bank One, N.A.) (Note C)	5.32	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 5.31% (Credit: MBIA; Bank One, N.A.) (Note C)	5.32	15,200,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 7.43% (LOC: Bank of America, N.A.) (Note C)	7.43	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 5.35% (Credit: FGIC; Bank of America, N.A.) (Note C)	5.35	18,500,000
17,950,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998, 5.44% (LOC: Wachovia Bank, N.A.) (Note C)	5.37	17,950,000

48

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$4,000,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 5.38% (LOC: Wachovia Bank, N.A.) (Note C)	5.31	$ 4,000,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 5.40% (LOC: Bank of America, N.A.) (Note C)	5.33	9,400,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 5.36% (LOC: Bank of America, N.A.) (Note C)	5.29	8,340,000
23,760,000	NYC HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), Ser. 2002A, 5.30% (LOC: Bayerische Landesbank GZ) (Note C)	5.30	23,760,000
3,510,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser. 1999, 5.52% (LOC: Bank of New York) (Note C)	5.44	3,510,000
16,000,000	State of Texas, Veterans’ Housing Assistance Prog., Tax. Refunding Bonds, Fund II, Ser. 2006C, 5.30% (SBPA: Depfa Bank PLC) (Note C)	5.30	16,000,000
27,685,000	State of Texas, Veterans’ Land Refunding Bonds Tax., GO, Ser. 2002, 5.31% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	5.31	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. 2002C, 5.37% (Credit: FSA; Dexia Credit Local, S.A.) (Note C)	5.37	7,700,000
73,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 5/2/07 (LOC: Landesbank Hessen-Thueringen GZ)	5.32	72,989,314
1,900,000	Westmoreland Cty. IDA PA, Tax. Adj. Rate Demand Rev. Bonds (Excela Health Proj.), Ser. 2005D, 5.35% (LOC: Wachovia Bank N.A.) (Note C)	5.35	1,900,000

	TAXABLE MUNICIPAL OBLIGATIONS—3.3%		372,278,314

	REPURCHASE AGREEMENT—0.0%
	Bank of America Securities LLC
	• 5.23% dated 4/30/07, due 5/1/07 in the amount of $3,331,484
3,331,000	• fully collateralized by a U.S. government obligation, coupon 5.00%, maturity 7/1/35, value $3,397,621	5.23	3,331,000

	TOTAL INVESTMENTS (Cost $11,406,735,858)—99.6%		11,406,735,858

	OTHER ASSETS AND LIABILITIES, NET—0.4%		40,563,672

	NET ASSETS—100.0%		$11,447,299,530

Please see accompanying notes to financial statements.

49

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—19.3%
$3,100,000	Mortgage-backed Discount Notes, due 5/1/07	5.26	$ 3,100,000
129,305,400	Mortgage-backed Discount Notes, due 6/1/07	5.26	128,727,601
78,859,200	Mortgage-backed Discount Notes, due 7/2/07	5.25	78,155,688
90,900,000	Mortgage-backed Discount Notes, due 7/2/07	5.24	90,089,854
30,000,000	Mortgage-backed Discount Notes, due 12/3/07	5.28	29,087,400
25,000,000	Notes, 5.15%, due 11/21/07	5.22	24,987,169

			354,147,712

	FEDERAL FARM CREDIT BANK—0.1%
1,000,000	Notes, 3.75%, due 5/18/07	5.25	999,284

	FEDERAL HOME LOAN BANK—8.2%
50,000,000	Notes, due 1/10/08 (Note A)	5.23	49,991,115
15,000,000	Notes, due 5/11/07	5.59	14,995,599
32,895,000	Notes, due 8/14/07	5.26	32,892,281
10,000,000	Notes, 5.38%, due 4/9/08 (Note G)	5.26	10,000,000
20,000,000	Notes, 5.25%, due 10/3/07 (Note G)	5.28	19,997,950
22,000,000	Notes, 5.75%, due 10/15/07	5.23	22,046,343

			149,923,288

	FREDDIE MAC—4.1%

75,000,000	Notes, due 7/6/07 (Note A)	5.25	74,994,269

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—25.6%
36,050,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 6/18/07	5.30	35,798,611
120,000,000	Army and Air Force Exchange Service, 5.27%, due 5/1/07	5.27	120,000,000
15,000,000	Army and Air Force Exchange Service, 5.30%, due 5/15/07 (Note B)	5.30	15,000,000
25,000,000	Army and Air Force Exchange Service, 5.30%, due 5/22/07 (Note B)	5.30	25,000,000
140,000,000	Army and Air Force Exchange Service, 5.33%, due 5/29/07 (Note B)	5.33	140,000,000
59,265,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 6/18/07	5.30	58,851,725
21,893,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 6/18/07	5.30	21,740,333
2,360,409	Hainan Airlines Co. Ltd. U.S. gov’t. GTY Notes, Ser. 2001-01, due 12/15/07 (Note A)	5.35	2,360,409
10,000,000	Overseas Private Investment Corp. (OPIC) COP, due 8/15/07	5.26	10,412,835

50

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$39,048,969	U.S. gov’t. GTY Ship Financing Notes, Ser. 2002-2 Notes (Totem Ocean Trailer Express, Inc.), due 5/2/07 (Note A)	5.30	$ 39,045,853

			468,209,766

	REPURCHASE AGREEMENTS—42.6%
304,351,000	Bank of America Securities LLC • 5.23% dated 4/30/07, due 5/1/07 in the amount of $304,395,215 • fully collateralized by various U.S. government obligations, coupon 5.00% maturity range 5/1/35-07/1/35, value $310,438,020	5.23	304,351,000
475,000,000	Deutsche Bank • 5.21% dated 4/30/07, due 5/1/07 in the amount of $475,068,743 • fully collateralized by various U.S. government obligations, coupon range 5.00%-6.00%, maturity range 6/1/19-4/1/37, value $484,5000,000	5.21	475,000,000

			779,351,000

	TOTAL INVESTMENTS (Cost $1,827,625,319)—100.0%		1,827,625,319

	OTHER ASSETS AND LIABILITIES, NET—0.0%		629,262

	NET ASSETS—100.0%		$ 1,828,254,581

Please see accompanying notes to financial statements.

51

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	ALABAMA—1.6%
$2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 4.02% (LOC: Bank of America, N.A.) (Note C)	4.02	$ 2,955,000
2,530,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998, 4.05% (LOC: Citibank, N.A.) (Note C)	4.05	2,530,000
1,505,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 4.20% (LOC: Regions Bank) (Note C)	4.20	1,505,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 4.00% (LOC: U.S. Bank, N.A.) (Note C)	4.00	4,650,000

			11,640,000

	ARKANSAS—0.1%
985,000	DFA Rev. Bonds (Conestoga Wood Proj.) 4.05% (LOC: Wachovia Bank, N.A.) (Note C)	4.05	985,000

	CALIFORNIA—3.7%
27,424,079	Freddie Mac MFC Rev. Bonds, Ser. M001, 4.02% (LIQ: Freddie Mac) (Notes C, E)	4.02	27,424,079

	COLORADO—1.5%
5,000,000	Denver City & County Airport Rev. Bonds, 4.05% (LIQ: Bank of New York) (Notes C, E)	4.05	5,000,000
2,285,000	Dept. of Transportation Rev. Bonds, 5.50%, due 6/15/07 (Insured: MBIA)	3.52	2,290,449
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 4.00% (LOC: Bank One, N.A.) (Note C)	4.00	2,000,000
1,900,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 4.02% (LOC: Wells Fargo Bank) (Note C)	4.02	1,900,000

			11,190,449

	DISTRICT OF COLUMBIA—0.5%
20,000	HFA Rev. Bonds, Ser. D, 4.05% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	4.05	20,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.99% (LIQ: Citibank, N.A.) (Notes C, E)	3.99	4,000,000

			4,020,000

	FLORIDA—11.0%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.97% (LOC: Fannie Mae) (Note C)	3.97	7,025,000

52

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.97% (LOC: Fannie Mae) (Note C)	3.97	$ 2,500,000
11,200,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1988, 3.69%, due 7/6/07 (LOC: Wachovia Bank, N.A.)	3.69	11,200,000
3,300,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1989, 3.62%, due 5/3/07 (LOC: Wachovia Bank, N.A.)	3.62	3,300,000
4,000,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.57%, due 6/1/07 (LOC: BNP Paribas; Dexia Credit Local)	3.57	4,000,000
35,330,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.60%, due 6/1/07 (LOC: BNP Paribas; Dexia Credit Local)	3.60	35,330,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 3.57% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.57	7,800,000
10,000,000	St. Petersburg Health Facs. Rev. Bonds, 3.93% (LOC: Bank of America, N.A.) (Note C)	3.93	10,000,000

			81,155,000

	GEORGIA—2.4%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 4.05% (LOC: Wachovia Bank, N.A.) (Note C)	4.05	1,400,000
10,000,000	Metropolitan Atlanta Rapid Transit Auth. Rev. Bonds, Ser. B, 3.59%, due 5/4/07 (LOC: Dexia Credit Local)	3.59	10,000,000
5,500,000	SMYRNA Hsg. Auth. Rev. Bonds (Walton Grove LP Proj.) 3.98% (LOC: Wachovia Bank, N.A.) (Note C)	3.98	5,497,800
1,150,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.), Ser. 1998, 4.00% (LOC: Bank of America, N.A.) (Note C)	4.00	1,150,000

			18,047,800

	ILLINOIS—8.9%
4,960,000	Chicago Enterprise Zone Rev. Bonds, 3.99% (LOC: Harris Trust and Savings Bank) (Note C)	3.99	4,960,000
19,330,000	Chicago Water Rev. Bonds (MERLOT) 3.61%, put 1/16/08 (LIQ: Wachovia Bank, N.A.) (Note E)	3.61	19,330,000
400,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 4.01% (LOC: LaSalle Bank, N.A.) (Note C)	4.01	400,000
400,000	DFA Rev. Bonds (Profile Plastics Proj.) 4.08% (LOC: LaSalle Bank, N.A.) (Note C)	4.08	400,000
10,995,000	Dupage & Cook Ctys., GO Bonds (MUNITOPS) 3.99% (LIQ: ABN-Amro Bank N.V.) (Notes C, E)	3.99	10,995,000
14,000,000	Fin. Auth. Rev. Bonds (North Park Univ. Proj.) 3.98% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.98	14,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 4.02% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.02	2,100,000

53

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$475,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 4.08% (LOC: LaSalle Bank, N.A.) (Note C)	4.08	$ 475,000
1,010,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 4.08% (LOC: LaSalle Bank, N.A.) (Note C)	4.08	1,010,000
2,280,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 4.01% (LOC: LaSalle Bank, N.A.) (Note C)	4.01	2,280,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 4.20% (LOC: LaSalle Bank, N.A.) (Note C)	4.20	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 4.04% (LOC: PNC Bank, N.A.) (Note C)	4.04	5,000,000
1,500,000	Richmond IDRB (Maclean Fogg Co. Proj.) 4.02% (LOC: Bank of America, N.A.) (Note C)	4.02	1,500,000

			66,080,000

	INDIANA—5.9%
35,600,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 3.66%, due 6/6/07 (LOC: Landesbank Hessen-Theuringen GZ)	3.66	35,600,000
300,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 4.05% (LOC: US Bank, N.A.) (Note C)	4.05	300,000
2,340,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 4.08% (LOC: LaSalle Bank, N.A.) (Note C)	4.08	2,340,000
4,000,000	Hsg. & Community Dev. Auth. Rev. Notes, 3.62%, due 12/20/07 (GIC: AIG Funding Inc.)	3.62	4,000,000
1,095,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 4.15% (LOC: Bank One, N.A.) (Note C)	4.15	1,095,000

			43,335,000

	IOWA—0.8%
1,200,000	Dubuque (Jeld-Wen Inc. Proj.), Ser. 1988, 4.08% (LOC: LaSalle Bank, N.A.) (Note C)	4.08	1,200,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 3.95% (LOC: Wells Fargo Bank) (Note C)	3.95	4,998,000

			6,198,000

	KANSAS—0.2%
1,595,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 4.04% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	4.04	1,595,000
	KENTUCKY—5.0%
125,000	Cynthiana IDRB (Bullard Co. Proj.) 4.05% (LOC: Bank One, N.A.) (Note C)	4.05	125,000
32,000,000	Danville Multi-city Lease Rev. Bonds, 3.64%, due 5/4/07 (LOC: Fifth Third Bank)	3.64	32,000,000

54

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 4.04% (LOC: SunTrust Bank) (Note C)	4.04	$ 4,700,000

			36,825,000

	LOUISIANA—4.1%
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 3.98% (LOC: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.98	15,405,000
14,575,000	New Orleans Sales Tax Rev. Bonds, 4.05% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	4.05	14,575,000

			29,980,000

	MAINE—0.1%
1,065,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 4.02% (LOC: SunTrust Bank) (Note C)	4.02	1,065,000

	MASSACHUSETTS—0.5%
1,090,000	Fairhaven GO Bonds, 5.30%, prerefunded 6/15/07 @ 101 (Note D)	3.61	1,103,079
2,405,000	IDRB (Frequency & Time Sys.) 4.02% (LOC: Wells Fargo & Co.) (Note C)	4.02	2,405,000

			3,508,079

	MICHIGAN—1.6%
500,000	Detroit Water Supply Rev. Bonds, 5.10%, due 7/1/07 (Insured: MBIA)	3.51	501,312
225,000	Durand Area Schools GO Bonds, 5.25%, prerefunded 5/1/07 @ 100 (Note D)	3.60	225,000
8,300,000	HDA Rev. Bonds, 4.00% (LOC: FHLB) (Note C)	4.00	8,300,000
1,570,000	Lowell IDRB (Litehouse Proj.) 4.10% (LOC: Fifth Third Bank) (Note C)	4.10	1,570,000
865,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube & Mfg. Proj.) 4.05% (LOC: Fifth Third Bank) (Note C)	4.05	865,000

			11,461,312

	MINNESOTA—4.7%
3,000,000	Eden Prairie MFH Rev. Bonds, 4.02% (LOC: LaSalle Bank, N.A.) (Note C)	4.02	3,000,000
10,000,000	HFA Rev. Bonds, 3.62%, put 11/6/07 (Insured: MBIA)	3.62	10,000,000
3,270,000	HFA Rev. Bonds, 3.58%, put 11/29/07 (GIC: Wells Fargo Bank)	3.58	3,270,000

55

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$6,768,000	Minneapolis & St. Paul CP Notes, 3.58%, due 5/1/07 (LOC: WestLB AG)	3.58	$ 6,768,000
11,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 4.02% (LOC: LaSalle Bank, N.A.) (Note C)	4.02	11,950,000

			34,988,000

	MISSISSIPPI—0.0%
200,000	Business Fin. Corp. IDRB (Lehman-Roberts Co. Proj.), Ser. A, 4.05% (LOC: Bank of America, N.A.) (Note C)	4.05	200,000

	MISSOURI—1.1%
7,465,000	HEFA TRANS, 4.00%, due 11/2/07	3.49	7,483,926
750,000	IDRB (Filtration Group Inc.) 4.05% (LOC: LaSalle Bank, N.A.) (Note C)	4.06	750,000

			8,233,926

	NEW JERSEY—0.1%
635,000	EDA Rev. Bonds (Accurate Box Co.) 4.02% (LOC: Wells Fargo Bank) (Note C)	4.02	635,000

	NEW MEXICO—0.1%
500,000	Albuquerque IDRB (CVI Laser Corp. Proj.), Ser. 1998, 4.05% (LOC: Bank of America, N.A.) (Note C)	4.05	500,000

	NEW YORK—2.3%
16,700,000	NYC Muni Water Rev. Bonds, Ser. 5A, 3.70%, due 8/8/07 (LIQ: WestLB AG, Bayerische Landesbank GZ)	3.70	16,700,000

	NORTH DAKOTA—0.6%
4,500,000	Grand Forks Sales Tax Rev. Bonds, 5.70%, prerefunded 12/15/07 @ 100 (Note D)	3.68	4,554,973

	OKLAHOMA—1.9%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 4.00% (LOC: Bank of America, N.A.) (Note C)	4.00	2,850,000
4,650,000	Tulsa Cty. IDA Rev. Bonds, 5.00%, due 5/15/07 (Insured: FSA)	3.50	4,652,630
6,360,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 3.55%, put 9/4/07 (SBPA: Bank of America, N.A.)	3.55	6,360,000

			13,862,630

56

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	OREGON—0.2%
$1,680,000	EDR Bonds (Antelope Acquisition Proj.) 4.15% (LOC: US Bank, N.A.) (Note C)	4.15	$ 1,680,000

	PENNSYLVANIA—5.5%
2,600,000	Philadelphia Hospitals & Higher Ed. Rev. Bonds, 5.875%, prerefunded 7/1/07 @ 102 (Note D)	3.63	2,661,320
1,100,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 4.10% (LOC: Wachovia Bank, N.A.) (Note C)	4.10	1,100,000
3,000,000	Philadelphia School District GO Bonds, 5.50%, due 8/1/07 (Insured: FGIC)	3.49	3,014,805
1,000,000	Philadelphia Water & Wastewater Rev. Bonds, 5.50%, due 6/15/07 (Insured: AMBAC)	3.52	1,002,384
275,000	State College School Dist. GO Bonds, 3.875%, due 9/1/07 (Insured: FGIC)	3.84	275,000
29,548,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. A, 3.63% due 6/5/07 (LOC: Dexia Credit Local)	3.63	29,548,000
3,096,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. B, 3.58% due 5/1/07 (LOC: Dexia Credit Local)	3.58	3,096,000

			40,697,509

	SOUTH CAROLINA—1.1%
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.), Ser. 97, 4.05% (LOC: Wachovia Bank, N.A.) (Note C)	4.05	4,000,000
1,000,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.), Ser. 2006, 4.04% (LOC: PNC Bank, N.A.) (Note C)	4.04	1,000,000
1,220,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 4.05% (LOC: Wachovia Bank, N.A.) (Note C)	4.05	1,220,000
1,915,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.), Ser. 1999B, 4.04% (LOC: PNC Bank, N.A.) (Note C)	4.04	1,915,000

			8,135,000

	TENNESSEE—0.1%
950,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 4.04% (LOC: Bank of America, N.A.) (Note C)	4.04	950,000

	TEXAS—11.1%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 4.02% (LIQ: Fannie Mae) (Note C)	4.02	6,000,000
12,800,000	Harris Cty. HFC Rev. Bonds, 4.05% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	4.05	12,800,000
11,000,000	Houston Hotel Occupancy CP Notes, 3.57% due 5/2/07 (LOC: Bank of New York)	3.57	11,000,000

57

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$7,200,000	Hsg. & Community Rev. Bonds (Villas at Henderson Proj.) 4.06% (LOC: Citigroup, N.A.) (Note C)	4.06	$ 7,200,000
7,000,000	Manor ISD GO Bonds (MUNITOPS 2006-59) 3.99%,(LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.99	7,000,000
14,825,000	Northside ISD GO Bonds (MUNITOPS 2006-23) 3.99% (LIQ: ABN-Amro Bank N.V.) (Notes C, E)	3.99	14,825,000
15,644,000	Port of Houston TECP, 3.65%, due 4/11/07 (LIQ: Bank of America, N.A.)	3.65	15,644,000
1,600,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 4.05% (LOC: Bank of America, N.A.) (Note C)	4.05	1,600,000
3,840,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 3.97% (LOC: Bank One, N.A.) (Note C)	3.97	3,840,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.), Ser. 1998, 4.05% (LOC: Bank of America, N.A.) (Note C)	4.05	2,000,000

			81,909,000

	UTAH—6.0%
24,000,000	Board of Regents Student Loan Rev. Bonds, 3.97% (LOC: DEPFA Bank) (Note C)	3.97	24,000,000
20,000,000	Intermountain Power Agency Rev. Bonds, 3.54%, put 6/1/07 (LIQ: Morgan Stanley Bank)	3.54	20,000,000

			44,000,000

	VARIOUS STATES—4.5%
22,452,541	Freddie Mac MFC Rev. Bonds, Ser. M002, 4.02% (LIQ: Freddie Mac) (Notes C, E)	4.02	22,452,541
10,677,430	Freddie Mac MFC Rev. Bonds, Ser. M008, 4.02% (LIQ: Freddie Mac) (Notes C, E)	4.02	10,677,430

			33,129,971

	VIRGINIA—1.1%
8,000,000	Chesapeake GO Bonds (Eagle Trust), Ser. 98-4601, 3.99% (LIQ: Citigroup, N.A.) (Notes C, E)	3.99	8,000,000

	WASHINGTON—10.1%
800,000	EDA Rev. Bonds (Seadrunar Proj.) 3.98% (LOC: US Bank, N.A.) (Note C)	3.98	800,000
9,320,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 4.02% (LOC: Fannie Mae) (Note C)	4.02	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 4.02% (LOC: Fannie Mae) (Note C)	4.02	6,200,000

58

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$6,365,000	HFC Rev. Bonds (Eagle’s Landing Apt. Proj.) 4.02% (LOC: Fannie Mae) (Note C)	4.02	$ 6,365,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 4.04% (LOC: Bank of America, N.A.) (Note C)	4.04	1,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.), Ser. A, 4.03% (LOC: Fannie Mae) (Note C)	4.03	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.), Ser. A, 4.07% (LOC: US Bank, N.A.) (Note C)	4.07	2,250,000
2,000,000	HFC Rev. Bonds (Twin Ponds Proj.) 4.02% (LOC: US Bank, N.A.) (Note C)	4.02	2,000,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 4.02% (LOC: Fannie Mae) (Note C)	4.02	4,620,000
1,500,000	Kitsap Cty. IDA Rev. Bonds, 4.02% (LOC: Wells Fargo Bank) (Note C)	4.02	1,500,000
900,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 4.07% (LOC: US Bank, N.A.) (Note C)	4.07	900,000
17,970,000	Port of Seattle Rev. Bonds, Ser. 2001B1, 3.64% due 5/3/07 (LOC: Bank of America, N.A.)	3.64	17,970,000
18,630,000	Public Power Supply Rev. Bonds (MERLOT) 3.61%, put 2/1/08 (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.61	18,630,000

			74,255,000

	WISCONSIN—1.8%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 4.20% (LOC: Bank One, N.A.) (Note C)	4.20	3,000,000
1,620,000	Grand Chute IDRB (Surface Mount Technology Proj.) 4.20% (LOC: Bank One, N.A.) (Note C)	4.20	1,620,000
8,300,000	Howard Sumico SD BANS, 4.00%, due 2/1/08	3.84	8,307,720

			12,927,720

	TOTAL MUNICIPAL OBLIGATIONS (cost $739,868,448)—100.2%		739,868,448

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2)%		(1,109,803)

	NET ASSETS—100.0%		$ 738,758,645

Please see accompanying notes to financial statements.

59

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—93.9%
$3,100,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.98% (LOC: Allied Irish Bank, PLC) (Note C)	3.98	$ 3,100,000
3,300,000	Alameda Cty. IDA Rev. Bonds (Convergent Laser) 3.96% (LOC: Comerica Bank, N.A.) (Note C)	3.96	3,300,000
3,495,000	Baldwin Park COP, 3.89% (LOC: Allied Irish Bank, PLC) (Note C)	3.89	3,495,000
25,689,506	Freddie Mac MFC Rev. Bonds, Ser. M001, 4.02% (LIQ: Freddie Mac) (Notes C, E)	4.02	25,689,506
10,806,221	Freddie Mac MFC Rev. Bonds, Ser. M007, 4.02% (LIQ: Freddie Mac) (Notes C, E)	4.02	10,806,221
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 4.02% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	4.02	2,985,000
7,000,000	GO RAN, 4.50%, due 6/29/07	3.40	7,012,096
4,800,000	HFA Rev. Bonds, Ser. IIIA, 4.08% (LIQ: Landesbank Hessen-Theuringen GZ) (Note C)	4.08	4,800,000
15,400,000	HFA Rev. Bonds, Ser. IIIG, 3.99% (LIQ: Fannie Mae) (Note C)	3.99	15,400,000
770,000	HFA Rev. Bonds, Ser. K, 5.65%, due 8/1/07 (Insured: MBIA)	5.65	773,849
3,560,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.98% (LOC: Comerica Bank, N.A.) (Note C)	3.98	3,560,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.96% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.96	1,500,000
6,370,000	Infrastructure & EDR Bonds (Alegacy Food Service Prods.) 3.97% (LOC: Comerica Bank, N.A.) (Note C)	3.97	6,370,000
1,715,000	Infrastructure & EDR Bonds, Ser. A, 3.98% (LOC: Comerica Bank, N.A.) (Note C)	3.98	1,715,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.92% (LOC: Fannie Mae) (Note C)	3.92	7,700,000
9,000,000	Lancaster Redev. Agency Rev. Bonds (Lehman Liq.) 3.99% (LIQ: Lehman Brothers Holding, Inc.) (Notes C, E)	3.99	9,000,000
19,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 3.92% (LOC: FHLB) (Note C)	3.92	19,000,000
5,000,000	Los Angeles Cty. Metropolitan Transportation Rev. Bonds, 3.50%, due 6/5/07 (LOC: Dexia Credit Local, BNP Paribas)	3.50	5,000,000
9,460,000	Los Angeles Harbor Dept. Rev. Bonds (MERLOT) 4.02% (LIQ: Bank of New York) (Notes C, E)	4.02	9,460,000
4,300,000	Los Angeles MFH Rev. Bonds (Watts/Athens Apts. Proj.) 3.93% (LOC: FHLB) (Note C)	3.93	4,300,000

60

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$10,000,000	Los Angeles USD GO TRANS, 4.25%, due 12/3/07	3.40	$ 10,048,531
7,000,000	Los Angeles Wastewater Sys. Rev. Bonds (Eagle Trust) 3.96% (LIQ: Citigroup, N.A.) (Notes C, E)	3.96	7,000,000
15,270,000	Northern CA Transmission CP Notes, 3.40%, due 3/6/07 (LIQ: WestLB AG)	3.50	15,270,000
500,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A, 3.85% (LOC: Citigroup, N.A.) (Note C)	3.85	500,000
2,600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. B, 4.08% (LOC: Bank One, N.A.) (Note C)	4.08	2,600,000
8,900,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. C, 4.00% (LOC: Bank One, N.A.) (Note C)	4.00	8,900,000
15,000,000	Port of Oakland CP Notes, Ser. D, 3.50%, due 5/7/07 (LOC: BNP Paribas, Lloyds TSB Bank)	3.50	15,000,000
4,000,000	Port of Oakland CP Notes, Ser. D, 3.52%, due 5/10/07 (LOC: BNP Paribas, Lloyds TSB Bank)	3.52	4,000,000
275,000	Port of Oakland Rev. Bonds, Ser. K, 5.25%, due 11/1/07 (Insured: FGIC)	5.25	277,281
2,170,000	Public Works Rev. Bonds (Putters 610) 3.92% (LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.92	2,170,000
2,800,000	Riverside Cty. COP Notes, 3.48%, due 5/3/07 (LOC: Bank of America, N.A.)	3.48	2,800,000
10,000,000	Riverside Cty. COP Notes, 3.53%, due 5/3/07 (LOC: Bank of America, N.A.)	3.53	10,000,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 3.97% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.97	3,910,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT), Ser. 2000 A10, 3.92% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.92	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 3.98% (LOC: Allied Irish Bank, PLC) (Note C)	3.98	1,000,000
5,000,000	San Diego Hsg. Rev. Bonds, 3.95% (LOC: Citigroup, N.A.) (Note C)	3.95	5,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 3.94% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	3.94	13,500,000
1,645,000	San Francisco City & County Hsg. Rev. Bonds (Derek Silva Community) 3.96% (LOC: Citibank, N.A.) (Note C)	3.96	1,645,000
2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.), Ser. 1994, 3.94% (Note C)	3.94	2,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 3.94% (LOC: Citigroup, N.A.) (Note C)	3.94	3,340,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.97% (LOC: Citigroup, N.A.) (Note C)	3.97	2,000,000

61

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 3.92% (LIQ: Fannie Mae) (Note C)	3.92	$ 3,600,000
3,710,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt. Proj.) 3.94% (LOC: Citigroup, N.A.) (Note C)	3.94	3,710,000
7,090,000	University of CA Board of Regents TECP, 3.50%, due 6/20/07	3.50	7,090,000

			272,327,484

	PUERTO RICO—5.7%
13,500,000	Commonwealth TOC’s Trust, Ser. 2001-1, 3.62% (LIQ: Bank of New York) (Notes C, E)	3.62	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.59% (LIQ: Citigroup, N.A.) (Notes C, E)	3.59	3,000,000

			16,500,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $288,827,484)—99.6%		288,827,484

	OTHER ASSETS AND LIABILITIES, NET—0.4%		1,163,377

	NET ASSETS—100.0%		$ 289,990,861

Please see accompanying notes to financial statements.

62

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—95.8%
$650,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield Proj.) 4.11% (Note C)	4.11	$ 650,000
5,000,000	Dorm. Auth. Rev. Bonds (Cornell University) 3.55%, due 6/6/07	3.55	5,000,000
330,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 3.99% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.99	330,000
750,000	Dorm. Auth. Rev. Bonds (Rochester Institute of Technology) 5.25%, prerefunded 7/1/07 @ 101 (Note D)	5.25	759,515
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.90% (LOC: Bank of New York) (Note C)	3.90	2,000,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.96% (LOC: Citigroup, N.A.) (Note C)	3.96	2,000,000
995,000	Environmental Facs. Rev. Bonds (Putter 613) 3.96% (LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.96	995,000
5,000,000	Environmental Quality GO Bonds, 3.58%, put 7/12/07 (LOC: WestLB AG)	3.58	5,000,000
2,000,000	Environmental Quality GO Bonds, Ser. A, 3.62%, due 5/23/07 (LOC: Bayerische Landesbank GZ & Landesbank Hessen-Theuringen GZ)	3.62	2,000,000
2,580,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 3.94% (LOC: FHLB) (Note C)	3.94	2,580,000
7,000,000	GO Bonds, Ser. A, 3.58%, put 7/12/07 (LOC: Dexia Credit Local)	3.58	7,000,000
4,495,000	Haverstraw Stony Point CSD GO Bonds (MERLOT), Ser. D8, 3.99% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.99	4,495,000
10,000,000	Hempstead IDA Rev. Bonds, 4.05% (LIQ: Lehman Brothers) (Notes C, E)	4.05	10,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.), Ser. A, 3.96% (LIQ: Fannie Mae) (Note C)	3.96	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 3.97% (LOC: Fleet National Bank) (Note C)	3.97	1,500,000
3,100,000	HFA Rev. Bonds (345 East 94th St. Proj.) 3.96% (LOC: Freddie Mac) (Note C)	3.96	3,100,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 3.53% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.53	6,600,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.), Ser. A, 3.51% (LIQ: FHLB) (Note C)	3.51	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 3.54% (LOC: Fannie Mae) (Note C)	3.54	2,250,000

63

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$5,000,000	HFA Rev. Bonds Clinton Green South Proj.), Ser. A, 3.55% (LOC: Bank of America, N.A.) (Note C)	3.55	$ 5,000,000
4,655,000	Hudson Yards Infrastructure Rev. Bonds (Putter 1650) 3.96% (LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.96	4,655,000
3,400,000	LGAC Rev. Bonds, 3.45% (LOC: Societe Generale) (Note C)	3.45	3,400,000
2,000,000	Long Island Power Auth. Rev. Bonds, 3.50%, due 5/2/07 (LOC: JPMorgan Chase Bank, N.A.)	3.50	2,000,000
200,000	Long Island Power Auth. Rev. Bonds, Ser. 1B, 3.99% (LOC: State Street Bank) (Note C)	3.99	200,000
2,000,000	Mortgage Agency Rev. Bonds (Homeowner Mortgages) 4.11% (LIQ: Dexia Credit Finance) (Note C)	4.11	2,000,000
1,585,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A11, 3.99% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.99	1,585,000
530,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A33, 3.99% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.99	530,000
700,000	MTA Rev. Bonds, 5.75% prerefunded 7/1/07 @ 101.5 (Note D)	5.75	712,935
300,000	Municipal Assistance Corp., 4.00%, due 7/1/07 (Escrowed to Maturity) (Note D)	4.00	300,210
7,000,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/MUNITOPS) 3.97% (LIQ: ABN-AMRO Bank A.V.) (Notes C, E)	3.97	7,000,000
4,900,000	NYC GO Bonds, Ser. 1995 F6, 3.90% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.90	4,900,000
2,200,000	NYC GO Bonds, Ser. I6, 4.08% (LOC: Calsters) (Note C)	4.08	2,200,000
4,200,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 4.01% (LOC: Citibank, N.A.) (Note C)	4.01	4,200,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.99% (LOC: Allied Irish Bank) (Note C)	3.99	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 3.62% (LOC: Wachovia Bank, N.A.) (Note C)	3.62	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.96% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.96	700,000
4,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. 5A, 3.70%, due 8/8/07 (LIQ: WestLB GZ, Bayerische Landesbank GZ)	3.70	4,000,000
4,200,000	NYC Transitional Fin. Auth. Rev. BANS, 4.25%, due 6/29/07	3.54	4,204,734
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.98% (LIQ: Citibank, N.A.) (Notes C, E)	3.98	1,000,000

64

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Money Market Portfolio • Schedule of Investments
April 30, 2007
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$970,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS), Ser. B05, 4.04% (LIQ: Wachovia Bank) (Notes C, E)	4.04	$ 970,000
7,000,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.64%, due 5/18/07 (LIQ: JPMorgan Chase Bank; Bank of Nova Scotia; Bank of New York; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wurttemberg GZ; State Street Bank)	3.64	7,000,000
7,500,000	Suffolk Cty. TANS, 4.25%, due 8/16/07	3.47	7,516,764
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust), Ser. 2000305, 3.98% (LIQ: Citibank, N.A.) (Notes C, E)	3.98	5,000,000
5,000,000	TriboroughBridge & Tunnel Auth. Rev. Bonds (MUNITOPS), Ser. 2002-31, 3.97% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.97	5,000,000
3,500,000	Westchester Cty. IDR Bonds (Levister Redev.) 3.94% (LOC: Bank of New York) (Note E)	3.94	3,500,000

			141,234,158

	PUERTO RICO—4.7%
7,000,000	Commonwealth TOC’s Trust, Ser. 2001-1, 3.62% (LIQ: Bank of New York) (Notes C, E)	3.93	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $148,234,158)—100.5%		148,234,158

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.5)%		(795,319)

	NET ASSETS—100.0%		$ 147,438,839

Please see accompanying notes to financial statements.

65

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments

April 30, 2007
(Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2007. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2007, the aggregate market value of these securities, valued at amortized cost, is $651,800,000 representing 5.7% of net assets of the Money Market Portfolio and $180,000,000 representing 9.8% of net assets of the U.S. Government Portfolio.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2007, these securities amounted to $1,595,910,247 or 13.9% of net assets of the Money Market Portfolio, $192,729,050 or 26.1% of net assets of the Municipal Portfolio, $103,020,727 or 35.5% of net assets of the California Portfolio, and $52,060,000 or 35.3% of net assets of the New York Portfolio. These securities have been deemed liquid by the Board of Directors.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(G)	Security may be called at issuer’s option prior to maturity date.

66

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments

April 30, 2007
(Unaudited)

Description of Abbreviations

ABAG	Association of Bay Area Governments
AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
CSD	Consolidated School District
DFA	Developmental Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance Inc.
GIC	Guaranteed Investment Contract
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MTA	Metropolitan Transportation Authority
MTN	Medium Term Note
MUD	Municipal Urban Development
PCFA	Pollution Control Finance Authority
PCR	Pollution Control Revenue Bond
RAN	Revenue Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SD	School District
TANS	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes
TOC	Tender Option Certificates
USD	Unified School District

67

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2007 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons of the Company (the “Independent Directors”), met to consider the reapproval and continuance of the Investment Management Agreement between the Company and TD Asset Management USA Inc. at a meeting held on March 22, 2007. In its review the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each of the Money Market Portfolio - Investor Class, Money Market Portfolio - Premium Class, U.S. Government Portfolio - Investor Class, Municipal Portfolio - Investor Class, California Portfolio - Investor Class, and New York Portfolio - Investor Class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio or class, where applicable, and a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement of the Fund.

The matters discussed below were considered by the Board. During the meeting, experienced counsel, independent of the Investment Manager, provided guidance to the Independent Directors.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2006 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager. The Board also reviewed fees and expense ratios of a group of comparable funds selected by the Investment Manager.

68

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the fees and expense ratios of each Portfolio for the fiscal year ended October 31, 2006:

•	the Money Market Portfolio – Investor Class’ management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
•	the Money Market Portfolio – Premium Class’ management fee rate, both before and after fee waivers, was at or below the median management fee rate of its peer group.
•	the U.S. Government Portfolio – Investor Class’ management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
•	the Municipal Portfolio – Investor Class’ management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
•	the California Portfolio – Investor Class’ management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.
•	the New York Portfolio – Investor Class’ management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

The Board noted that each Portfolio’s expense ratio was generally at or above the median expense ratio of its respective peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager had served as adviser to TD Bank USA, N.A. (an affiliate for which it manages cash) and The Toronto-Dominion Bank.

On the basis of the factors presented and information considered, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors of the TDAM USA Funds, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day

69

portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio or class (where applicable), as well as the performance of a group of comparable funds selected by the Investment Manager. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio as well as the performance of a group of comparable funds selected by the Investment Manager.

The Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Company. At the Board’s request, the Board was presented with a report prepared by an independent consultant reviewing the Investment Manager’s profitability. On the basis of the consultant’s report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed by the independent consultants was reasonably based. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

70

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Company, whether the Company has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each Portfolio grows. The breakpoints largely correspond with the asset levels at which the Investment Manager indicated it anticipated that it would experience economies of scale. The Board concluded that potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate, and that for the fiscal year ended October 31, 2006, only the Money Market Portfolio and U.S. Government Portfolio had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolios, including for administrative and transfer agency services. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company, such as those noted above, were not unreasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement.

71

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment adviser or TD AMERITRADE Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 1-800-431-3500; or TD AMERITRADE, Inc., Customer Service, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 1-800-669-3900.

Name, Address And Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 63	Director	Since 12/12/95	President of the Kevin Scott Dalrymple Foundation since February 2007; Chairman of CheckSpring Community Corporation from 2004 through June 2007; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002; Director of the Council of Independent Colleges since 2000.	9	None

PETER BM EBY c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 68	Director	Since 6/6/02	Retired.	9	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

LAWRENCE J. TOAL c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 69	Director	Since 12/12/95	Vice Chairman of the Board of Trustees for Big Brothers/Big Sisters of New York City since 2000; Chairman of the Board of Trustees of the Healthcare Chaplaincy since 1990; Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000 and President, and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002 and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	9	None

Interested Director

GEORGE F. STAUDTER††† c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 75	Chairman and Director	Since 12/12/95	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	9	None

72	73

Name, Address And Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 43	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director of SEI Investments.

KERRY REILLY c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 41	Secretary	Since 9/18/06	Since January 2006, employee of BISYS Fund Services; from June 2004 through May 2005, employee of CitiStreet LLC; from June 1987 through October 2001, employee of Fidelity Investments.

WILLIAM SONG c/o TD Asset Management USA Inc 31 West 52nd Street New York, NY 10019 Age 39	Chief Legal Officer, and Anti-Money Laundering Officer	Since 3/22/07

Since April 2007, General Counsel, Director and Secretary of the Investment Manager; since October 2006, Vice President and Director of the Investment Manager; from June 2000 through October 2006, attorney, United States Securities and Exchange Commission.

MICHELE R. TEICHNER c/o TD Asset Management USA Inc 31 West 52nd Street New York, NY 10019 Age 47	Chief Compliance Officer, Vice President, and Assistant Secretary	Since 6/11/04 and 11/2/99

Since January 2006, Managing Director, and since June 2004, Chief Compliance Officer, of the Investment Manager; Senior Vice President of TD Asset Management USA Inc. (from August 1996 to December 2005) and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.

DAVID A. HARTMAN c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 60	President and Chief Executive Officer	Since 3/22/07	Since January 2006, Managing Director of the Investment Manager, from October 1995 to December 2005, Chief Investment Officer and Senior Vice President of the Investment Manager.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2007.
†††	Mr. Staudter is considered an “interested person” of the Company under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.

74	75

Semiannual Report
April 30, 2007 (Unaudited)

TD Asset Management
USA Funds Inc.

TDAM Institutional Money Market Fund
— Institutional Class
— Institutional Service Class

TDAM Institutional U.S. Government Fund
— Institutional Class
— Institutional Service Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter† Independent Financial Consultant	Lawrence J. Toal Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple President, The Kevin Scott Dalrymple Foundation	Peter B. M. Eby Corporate Director

EXECUTIVE OFFICERS
David A. Hartman President and Chief Executive Officer	Christopher Salfi Treasurer and Chief Financial Officer

William I. Song Chief Legal Officer	Michele R. Teichner Chief Compliance Officer

†	Interested Director

2

TD ASSET MANAGEMENT USA FUNDS INC.
Service Providers

Investment Manager & Administrator TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

Custodian The Bank of New York One Wall Street New York, NY 10286	Independent Directors Counsel Morrison & Foerster LLP 2000 Pennsylvania Avenue, N.W. Washington, DC 20006

Distributor Funds Distributor, Inc. 100 Summer Street Boston, MA 02110

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

U.S. equities and bonds rode out some volatility midway through the first half of the current fiscal year to post positive returns for the six months ended April 30, 2007. The financial markets’ strong finish to 2006 carried into the new year, investors became increasingly optimistic as oil prices retreated from their record highs, signs started to emerge that the worst of the housing market slowdown might be over, and the Federal Reserve Open Market Committee (Federal Reserve) stopped raising interest rates.

The markets became unsettled in February, however, amid concern that the economy could weaken more than previously thought. Inflation showed no clear sign of easing, tempering optimism that the Federal Reserve would cut short-term interest rates in the first half of 2007 to help shore up the economy. Equities would benefit from the potential boost lower interest rates would provide to economic growth. The value of short-term bonds, which are the most sensitive to changes in interest rates, would increase if rates fell.

The Federal Reserve eased market worries to a certain extent at its March policy meeting. As expected, the central bank left the federal funds rate unchanged at 5.25% but did not indicate a reference to a possible need to raise interest rates further, breaking a trend it had used since June 2006, the last time it lifted rates. Instead, the Federal Reserve shifted to a seemingly more neutral tone, stating that “future policy adjustments will depend on the evolution of the outlook for both inflation and economic growth.”

Still, investors were concerned that the Federal Reserve was more focused on inflation than moderating growth and therefore may not trim interest rates as quickly as some would hope. However, recent reports have indicated that the inflation picture may be improving, so that the Federal Reserve could shift its focus to the outlook for the economy.

After remaining stubbornly high for more than a year, core inflation, which excludes the volatile food and energy components, has begun to retreat over the past few months. The closely watched annual core rate of the Consumer Price Index dipped to 2.3% in April from 2.5% in March and 2.7% in February. The three-month trend is now running at 1.9%, due in large part to a downtrend in owner equivalent rent (OER). However, if OER is factored out, core inflation is only 1.7%, which is within the Federal Reserve’s 1.0% to 2.0% comfort zone. As well, the core rate of the Personal Consumption Expenditure Price Index, the preferred inflation measure of the Federal Reserve, showed that prices were stable in March.

As economic data continues to be mixed, investors are keeping a close eye on housing data in particular to gauge whether the slowdown in the sector and delinquencies on subprime mortgages have a dampening effect on consumer confidence, and by extension, consumer spending — which accounts for two-thirds of economic activity. Economic growth slowed to 1.3% in the first calendar quarter of 2007 from 2.5% in the fourth quarter of 2006, due mainly to a weakening housing market.

4

On the positive side, manufacturing continued to expand in April, with the ISM Manufacturing Index rising to 54.7, the highest in almost a year, from 50.9 in March. A reading above 50 signals growth in the sector. The pace of hiring has slowed somewhat in recent months, as the economy added a lower-than-forecast 88,000 jobs in April following a revised-down 177,000 in March. But 517,000 jobs have been created so far this year, putting the unemployment rate at 4.5%, close to a five-year low. The strength in the labor market, along with gains in the stock market, has also provided a recent boost to consumer confidence.

One area that appears to be feeling the pinch of a slowing economy is productivity. It rose at an annual rate of 1.7% in the first calendar quarter of 2007, down from a gain of 2.1% in the final quarter of last year. For the 12 months ended in March, it increased 1.1%, compared with a 1.6% year-over-year gain the previous quarter. Federal Reserve officials have expressed concern that a long-term trend of slow productivity growth could curb business investment and put upward pressure on inflation for a time. The slowdown in productivity could be temporary, though, as it may reflect the slump in housing as builders have been slow to lay off workers. Exclude the residential sector and productivity appears fairly solid.

The prospect that the Federal Reserve could eventually lower interest rates if economic growth continues to slow and inflation begins to trend downward has weighed on the dollar as well. The dollar’s slide over the past several years versus most major currencies, including the British pound, Euro and Canadian dollar, has continued in 2007. Indeed, the Federal Reserve’s U.S. Trade Weighted Major Currency Dollar Index declined to the lowest level in its 36-year history towards the end of April.

In the end, the positive performance of the equity market was fuelled largely by strong merger and acquisition activity and better-than-expected earnings growth. The return of bonds was helped by the Federal Reserve’s decision to stay on the sidelines and a flight to quality on concerns that weakness in the U.S. subprime mortgage sector would affect the rest of the mortgage market and the economy.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

/s/ David A. Hartman

David A. Hartman
Managing Director
TD Asset Management USA Inc.

June 22, 2007

The TDAM Institutional Money Market Fund and TDAM Institutional U.S. Government Fund (collectively the “Money Market Funds”) are neither FDIC-Insured nor guaranteed by the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Money Market Funds will be able to maintain a stable net asset value of $1 per share. It is possible to lose money by investing in the Funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call customer service at 1-866-416-4031. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (commencement of operations† through April 30, 2007).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
†	Each of the TDAM Institutional Money Market Fund and the TDAM Institutional U.S. Government Fund commenced operations on December 18, 2006. Each of the TDAM Short-Term Investment Fund and the TDAM Short-Term Bond Fund commenced operations on December 19, 2006.

6

Disclosure of Fund Expenses (Con’t.) (Unaudited)

	Beginning Account Value 12/18/06	Ending Account Value 4/30/07	Annualized Expense Ratios 12/18/06 to 4/30/07	Expenses Paid During Period* 12/18/06 to 4/30/07

TDAM Institutional Money Market Fund — Institutional Class

Actual	$1,000.00	$1,019.00	0.20%	$0.74
Hypothetical (5% Return before expenses)	1,000.00	1,019.00	0.20	1.00

TDAM Institutional Money Market Fund — Institutional Service Class

Actual	1,000.00	1,018.00	0.45	1.65
Hypothetical (5% Return before expenses)	1,000.00	1,018.00	0.45	2.25

TDAM Institutional U.S. Government Fund — Institutional Class

Actual	1,000.00	1,018.80	0.20	0.74
Hypothetical (5% Return before expenses)	1,000.00	1,018.80	0.20	1.00

TDAM Institutional U.S. Government Fund — Institutional Service Class

Actual	1,000.00	1,017.90	0.45	1.65
Hypothetical (5% Return before expenses)	1,000.00	1,017.90	0.45	2.25

	Beginning Account Value 12/19/06	Ending Account Value 4/30/07	Annualized Expense Ratios 12/19/06 to 4/30/07	Expenses Paid During Period* 12/19/06 to 4/30/07

TDAM Short-Term Investment Fund

Actual	1,000.00	1,018.50	0.35	1.28
Hypothetical (5% Return before expenses)	1,000.00	1,018.50	0.35	1.75

TDAM Short-Term Bond Fund

Actual	1,000.00	1,016.10	0.43	1.57
Hypothetical (5% Return before expenses)	1,000.00	1,016.10	0.43	2.15

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 134/365 for the TDAM Institutional Money Market Fund and the TDAM Institutional U.S. Government Fund, and multiplied by 133/365 for the TDAM Short-Term Investment Fund and the TDAM Short-Term Bond Fund (all hypothetical ratios are multiplied by 181/365 to reflect the one-half year period).

7

Fund Summaries as of 4/30/07 (Unaudited)

Fund Composition*

All figures are shown as a percentage of the Fund’s investments. All of the Fund’s securities are in the top tier of credit quality.

TDAM Institutional Money Market Fund
Invests in high-quality money market securities.
By Security Type

A. 43.1% Bank Obligations B. 31.1% Repurchase Agreements C. 23.3% Corporate Obligations D. 2.5% Taxable Municipal Obligations

TDAM Institutional U.S. Government Fund
Invests in securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.**
By Security Type

A. 65.0% Repurchase Agreements B. 35.0% Agency Obligations
*	Fund composition is subject to change.
**	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

8

Fund Summaries as of 4/30/07 (Unaudited)

Fund Composition*

All figures are shown as a percentage of the Fund’s investments.

TDAM Short-Term Investment Fund
Invests primarily in investment-grade debt.
By Security Type

A. 51.6% Corporate Obligations B. 19.7% Repurchase Agreements C. 16.3% Commercial Paper D. 4.7% Asset Backed Obligations E. 3.9% Municipal Obligations F. 3.9% Loan Participations

TDAM Short-Term Bond Fund
Invests primarily in debt obligations issued or guaranteed by the U.S. government its agencies or instrumentalities, as well as investment grade debt obligations of banks and corporations.
By Security Type

A. 68.8% Corporate Obligations B. 10.2% U.S. Treasury Obligations C. 8.2% Government Agency Obligations D. 7.8% Repurchase Agreement E. 4.9% Bank Commercial Paper
*	Fund composition is subject to change.

9

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30, 2007 will be available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

10

TABLE OF CONTENTS

Statements of Assets and Liabilities	12

Statements of Operations	14

Statements of Changes in Net Assets	16

Financial Highlights	20

Notes to Financial Statements	26

TDAM Institutional Money Market Fund Schedule of Investments	32

TDAM Institutional U.S. Government Fund Schedule of Investments	35

TDAM Short-Term Investment Fund Schedule of Investments	37

TDAM Short-Term Bond Fund Schedule of Investments	39

Notes to Schedules of Investments	41

Board’s Consideration of Investment Management Arrangements	43

Directors and Officers Information	46

11

Statements of Assets and Liabilities
April 30, 2007 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

ASSETS
Cost of investments	$ 138,451,222	$493,860,913	$ 10,361,464	$ 10,070,333

Investments in securities, at value	$ 95,432,222	$172,804,913	$ 8,320,506	$ 9,279,066
Repurchase agreements, at value	43,019,000	321,056,000	2,039,000	788,000
Cash	11,445	568	—	216
Interest receivable	235,693	432,175	52,841	130,570
Prepaid expenses	18,611	11,375	—	—

TOTAL ASSETS	138,716,971	494,305,031	10,412,347	10,197,852
LIABILITIES
Dividends payable to shareholders	560,695	2,006,115	—	—
Payable to Investment Manager and its affiliates (Note 3)	33,741	141,764	27,421	8,371
Accrued expenses	33,972	53,831	4,855	29,250
Payable to custodian	—	—	197,234	—

TOTAL LIABILITIES	628,408	2,201,710	229,510	37,621

NET ASSETS	$ 138,088,563	$492,103,321	$ 10,182,837	$ 10,160,231

Net assets consist of:
Paid-in-capital ($.0001 par value common stock, 5 billion, 4 billion, 3 billion and 5 billion shares authorized, respectively)	$ 138,088,735	$492,102,193	$ 10,185,062	$ 10,170,443

Accumulated net realized gains (losses) from security transactions	(172)	1,128	(267)	(6,945)
Net unrealized depreciation on securities	—	—	(1,958)	(3,267)

Net assets, at value	$ 138,088,563	$492,103,321	$ 10,182,837	$ 10,160,231
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$ 1.00	$ 1.00	N/A	N/A

	($71,324,691 ÷ 71,324,767 shares)	($282,372,662 ÷ 282,372,003 shares)

Institutional Service Class net asset value, redemption price and
offering price per share (Note 2)	$ 1.00	$ 1.00	N/A	N/A

	($66,763,872 ÷ 66,763,968 shares)	($209,730,659 ÷ 209,730,190 shares)
Net asset value, redemption price and offering price per share	N/A	N/A	$ 10.00	$ 9.99

			($10,182,837 ÷ 1,018,506 shares)	($10,160,231 ÷ 1,017,073 shares)

Please see accompanying notes to financial statements.

12	13

Statements of Operations
For the Period Ended April 30, 2007 (Unaudited)

	TDAM Institutional Money Market Fund*	TDAM Institutional U.S. Government Fund*	TDAM Short-Term Investment Fund*	TDAM Short-Term Bond Fund*

INVESTMENT INCOME
Interest income	$ 2,314,499	$ 8,101,707	$ 197,788	$ 186,047

EXPENSES
Shareholder servicing fees (Note 3)	58,433	163,865	—	—
Investment management fees (Note 3)	43,165	152,176	7,281	9,074
Transfer agent fees (Note 3)	21,743	15,219	7,775	7,772
Distribution fees (Note 3)	—	61,682	—	—
Directors’ fees (Note 4)	4,870	4,870	4,848	4,848
Professional fees	16,138	16,138	20,264	20,264
Custody fees	6,003	3,409	5,183	5,360
Shareholder reports and mailing	2,688	18,583	4,598	17,299
Registration fees	1,105	4,548	4,207	4,207
Other expenses	16,197	26,081	16,258	16,321

TOTAL EXPENSES	170,342	466,571	70,414	85,145
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(22,338)	—	(56,262)	(67,939)
Reduction in custody fees due to earnings credits (Note 2)	(3,231)	(2,584)	(1,407)	(1,584)

NET EXPENSES	144,773	463,987	12,745	15,622

NET INVESTMENT INCOME	2,169,726	7,637,720	185,043	170,425

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	(172)	1,128	(267)	(6,945)
NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	—	—	(1,958)	(3,267)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 2,169,554	$ 7,638,848	$ 182,818	$ 160,213

*	The TDAM Institutional Money Market Fund and the TDAM Institutional U.S. Government Fund commenced operations on December 18, 2006. The TDAM Short-Term Investment Fund and the TDAM Short-Term Bond Fund commenced operations on December 19, 2006.

Please see accompanying notes to financial statements.

14	15

Statements of Changes in Net Assets
(Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund

	December 18, 2006* to April 30, 2007	December 18, 2006* to April 30, 2007

OPERATIONS:
Net investment income	$ 2,169,726	$ 7,637,720
Net realized gains (losses) from security transactions	(172)	1,128

Net increase in net assets from operations	2,169,554	7,638,848

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Institutional Class	(1,021,233)	(4,441,558)
Institutional Service Class	(1,148,493)	(3,196,162)

Total Dividends to Shareholders	(2,169,726)	(7,637,720)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	104,312,720	401,637,720
Shares issued in reinvestment of dividends	709,908	3,225,332
Payments for shares redeemed	(33,697,861)	(122,491,049)

Net increase in net assets from Institutional class shares	71,324,767	282,372,003

Institutional Service Class:
Proceeds from shares sold	201,464,873	383,661,017
Shares issued in reinvestment of dividends	714,313	2,357,567
Payments for shares redeemed	(135,415,218)	(176,288,394)

Net increase in net assets from Institutional Service class shares	66,763,968	209,730,190

Net increase in net assets from capital share transactions	138,088,735	492,102,193

TOTAL INCREASE IN NET ASSETS	138,088,563	492,103,321
NET ASSETS:
Beginning of period	—	—

End of period	$ 138,088,563	$ 492,103,321

*	Commencement of operations.

Please see accompanying notes to financial statements.

16	17

Statements of Changes in Net Assets
(Unaudited)

	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

	December 19, 2006* to April 30, 2007	December 19, 2006* to April 30, 2007

OPERATIONS:
Net investment income	$ 185,043	$ 170,425
Net realized losses from security transactions	(267)	(6,945)
Net change in unrealized depreciation from security transactions	(1,958)	(3,267)

Net increase in net assets from operations	182,818	160,213

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(185,043)	(170,425)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,000,019	10,000,018
Shares issued in reinvestment of dividends	185,043	170,425

Net increase in net assets from capital share transactions	10,185,062	10,170,443

TOTAL INCREASE IN NET ASSETS	10,182,837	10,160,231
NET ASSETS:
Beginning of period	—	—

End of period	$ 10,182,837	$ 10,160,231
CAPITAL SHARES ISSUED AND REDEEMED:

Proceeds from shares sold	1,000,001	1,000,001
Shares issued in reinvestment of dividends	18,505	17,072

Net capital share transactions	1,018,506	1,017,073

*	Commencement of operations.

Please see accompanying notes to financial statements.

18	19

Financial Highlights
(Unaudited)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	TDAM Institutional Money Market Fund*

	Institutional Class		Institutional Service Class

	Period Ended April 30, 2007		Period Ended April 30, 2007

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000

Net investment income	0.019		0.018

Dividends from net investment income	(0.019)		(0.018)

Net asset value, end of period	$ 1.000		$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.25	%(B)	0.50	%(B)
Ratio of net expenses to average net assets	0.20	%(B)	0.45	%(B)
Ratio of net investment income to average net assets	5.15	%(B)	4.90	%(B)
SUPPLEMENTAL DATA
Total investment return (A)	1.90%		1.80%
Net assets, end of period	$ 71,324,691		$ 66,763,872

Average net assets	$ 53,910,231		$ 63,666,375

*	The Fund commenced operations on December 18, 2006.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return is for the period indicated and has not been annualized.
(B)	Annualized.

Please see accompanying notes to financial statements.

20	21

Financial Highlights
(Unaudited)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	TDAM Institutional U.S. Government Fund*

	Institutional Class		Institutional Service Class

	Period Ended April 30, 2007		Period Ended April 30, 2007

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 1.000		$ 1.000

Net investment income	$ 0.019		$ 0.018

Dividends from net investment income	$ (0.019)		$ (0.018)

Net asset value, end of period	$ 1.00		$ 1.00

RATIOS
Ratio of total expenses to average net assets	0.20	%(B)	0.45	%(B)
Ratio of net expenses to average net assets	0.20	%(B)	0.45	%(B)
Ratio of net investment income to average net assets	5.13	%(B)	4.88	%(B)
SUPPLEMENTAL DATA
Total investment return (A)	1.88%		1.79%
Net assets, end of period	$ 282,372,662		$ 209,730,659

Average net assets	$ 235,973,220		$ 178,540,335

*	The Fund commenced operations on December 18, 2006.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return is for the period indicated and has not been annualized.
(B)	Annualized.

Please see accompanying notes to financial statements.

22	23

Financial Highlights
(Unaudited)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	TDAM Short-Term Investment Fund*		TDAM Short-Term Bond Fund*

	Period Ended April 30, 2007		Period Ended April 30, 2007

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 10.00		$ 10.00

Net investment income(D)	0.18		0.17
Net realized and unrealized loss from securitiy tran	(0.00	)(c)	(0.01)

Total income from investment operations	0.18		0.16
Dividends from net investment income	(0.18)		(0.17)

Net asset value, end of period	$ 10.00		$ 9.99

RATIOS
Ratio of total expenses to average net assets	1.93	%(B)	2.34	%(B)
Ratio of net expenses to average net assets	0.35	%(B)	0.43	%(B)
Ratio of net investment income to average net assets	5.08	%(B)	4.69	%(B)
SUPPLEMENTAL DATA
Total investment return (A)	1.85%		1.61%
Net assets, end of period	$ 10,182,837		$ 10,160,231

Average net assets	$ 9,993,870		$ 9,971,711

Portfolio turnover rate	0.00%		31.76%

*	The Fund commenced operations on December 19, 2006.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return is for the period indicated and has not been annualized.
(B)	Annualized
(C)	Amount rounds to less than $0.01
(D)	Based on average shares outstanding at each month end.

Please see accompanying notes to financial statements.

24	25

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2007 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc., (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has nine funds. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”), (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund and the Institutional U.S. Government Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund are non-diversified investment portfolios. The investment objective of each diversified Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each non-diversified Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment grade debt obligations of banks and corporations. On December 11, 2006, the Board of Directors approved the reclassification and designation of the shares of the four new Funds of the Company as follows:

Short-Term Investment Fund	3,000,000,000 authorized shares
Short-Term Bond Fund	5,000,000,000 authorized shares
Institutional Money Market Fund —
Institutional Class	3,000,000,000 authorized shares
Institutional Money Market Fund —
Institutional Service Class	2,000,000,000 authorized shares
Institutional U.S. Government Fund —
Institutional Class	2,000,000,000 authorized shares
Institutional U.S. Goverment Fund —
Institutional Service Class	2,000,000,000 authorized shares

26

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2007 (Unaudited)

Each of the Institutional Money Market and the Institutional U.S. Government Fund commenced operations on December 18, 2006. Each of the Short-Term Investment Fund and the Short-Term Bond Fund commenced operations on December 19, 2006.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates — The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. (Eastern time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Securities and assets for which market quotations are readily available are valued at current market value for the Short-Term Investment Fund and the Short-Term Bond Fund other than securities with sixty days or less remaining until maturity, which are valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an

27

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2007 (Unaudited)

exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

Each of the Institutional Money Market Fund and Institutional U.S. Government Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

As necessary, each of the Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and adjusted prices. These Funds believe that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Fund’s “Investment Manager” or “Administrator”), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody

28

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2007 (Unaudited)

fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund and the Institutional U.S. Government Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets. With respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25% of 1% of average daily net assets. For the period ended April 30, 2007, the Investment Manager voluntarily waived $22,338, $56,262 and $67,939 of its investment management fee for the Institutional Money Market Fund, the Short-Term Investment Fund and the Short-Term Bond Fund, respectively.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) whereby BISYS performs certain administrative services for the Fund. The Administrator pays BISYS fees for providing these services.

TD Banknorth, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Institutional Service Class of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund. The shareholder service plan adopted by the Institutional Service Class of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund pays TD Banknorth, N.A. a monthly fee at an annual rate of up to 0.25 of 1% of average daily net assets.

29

The Fund has entered into a Transfer Agency Agreement with BISYS (the “Transfer Agent”), to perform transfer agency and dividend disbursing agency-related services. For such services, each Fund and/or class pays the Transfer Agent a monthly fee at an annual rate of 0.01 of 1% of average daily net assets.

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2007 (Unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $24,000, payable quarterly,

2.	a meeting fee of $3,500 for each meeting attended in person,

3.	a meeting fee of $2,500 for each meeting attended by telephone, and

4.	For committee meetings taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $3,500 for each such meeting attended.

Directors’ fees are allocated among the Funds.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended April 30, 2007 were as follows for the Short-Term Funds:

	Purchases		Sales & Maturities
Fund	U.S. Gov’t	Other	U.S. Gov’t	Other
Short-Term Investment Fund	$ —	$1,302,456	$ —	$—
Short-Term Bond Fund	$4,323,725	$6,470,921	$2,459,268	$—

Note 6 — Federal Income Taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

At April 30, 2007, the cost of investments of the Institutional Money Market Fund and the Institutional U.S. Government Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The Federal

30

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2007 (Unaudited)

tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Short-Term Investment Fund and the Short-Term Bond Fund at April 30, 2007, were as follows:

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation

Short-Term Investment Fund	$10,361,464	$ 991	($ 2,949)	($ 1,958)
Short-Term Bond Fund	10,070,333	9,189	(12,456)	(3,267)

The tax character of distributions for the fiscal year ended October 31, 2007 and the components of net assets on a tax basis as of October 31, 2007 will be determined at the end of the current fiscal year.

Note 7 — New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

31

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—6.1%
$1,300,000	CRC Funding, LLC, due 5/3/07 (Note E)	5.28	$ 1,299,619
1,130,000	CRC Funding, LLC, due 6/11/07 (Note E)	5.30	1,123,244
1,500,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 6/7/07 (Credit: Bank of America, N.A.) (Note E)	5.29	1,491,953
1,000,000	LEAF, LLC, 5.32% due 5/21/07 (Credit: AIG) (Notes A, E)	5.32	999,996
3,456,000	Park Avenue Receivables Corp., due 6/11/07 (LIQ: Park Avenue Receivables; Chase Manhattan Bank) (Note E)	5.29	3,524,798

			8,439,610

	BROKER/DEALER OBLIGATIONS—3.6%
4,000,000	Lehman Brothers Holdings, Inc., 5.38%, due 5/22/08 (Note A)	5.31	4,002,015
1,000,000	Morgan Stanley, due 6/20/07	5.33	992,764

			4,994,779

	FINANCE & INSURANCE OBLIGATIONS—13.7%
4,000,000	General Electric Capital Corp., due 10/15/07	5.25	3,905,552
4,000,000	HSBC Finance Corp., 5.37%, due 5/24/07 (Note A)	5.33	4,001,187
2,500,000	Metropolitan Life Global Funding I, Ser. 2007-1, 5.31%, due 5/22/07 (Note A)	5.31	2,500,000
1,500,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.43%, due 5/29/07 (Note A)	5.30	1,501,552
3,000,000	Morgan Stanley, 5.40%, due 5/04/07 (Note A)	5.29	3,003,012
3,000,000	Sigma Finance Inc., due 6/8/07 (Note E)	5.35	2,983,407
1,000,000	Sigma Finance Inc., due 8/16/07 (Note E)	5.33	984,574

			18,879,284

	TOTAL CORPORATE OBLIGATIONS—23.4%		32,313,673

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—4.3%
1,500,000	Irish Life & Permanent PLC, due 5/22/07 (Note E)	5.33	1,495,441
1,000,000	Westpac Banking Corp., 5.19%, due 8/1/07 (Note A)	5.29	986,737
2,450,000	Westpac Banking Corp., due 8/7/07	5.30	2,415,186
1,000,000	Westpac Banking Corp., due 10/9/07	5.27	977,035

			5,874,399

32

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	BANK NOTES—18.2%
$5,000,000	Allied Irish Banks PLC, 5.30%, due 5/21/07 (Notes A, E)	5.30	$ 5,000,000
2,000,000	Credit Agricole S.A., 5.32%, due 6/22/07 (Note A)	5.32	2,000,000
2,000,000	Danske Bank, 5.29%, due 5/21/07 (Note A)	5.28	2,000,000
2,500,000	Fifth Third Bancorp, 5.32%, due 5/23/07 (Note A)	5.29	2,500,643
4,600,000	HBOS Treasury Services PLC, 5.31%, 5/9/07 (Note A)	5.31	4,600,673
3,000,000	Irish Life & Permanent PLC, 5.34%, due 5/22/07 (Note A)	5.32	3,000,502
3,000,000	Svenska Handelsbanken AB, 5.29%, due 5/13/07 (Note A)	5.29	3,000,000
1,000,000	Wells Fargo & Co., 5.28%, due 5/18/07 (Note A)	5.28	1,000,000
2,000,000	Westpac Banking Corp., 5.30%, due 5/8/07 (Note A)	5.30	2,000,088

			25,101,906

	DOMESTIC BANK SUPPORTED OBLIGATIONS—0.7%
1,000,000	Provena Health CP, Rev Notes, Ser. 1998, due 6/5/07 (LIQ: JPMorgan Chase Bank, N.A.)	5.33	994,867

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—5.4%
2,000,000	Fortis Bank, 5.33%, due 8/27/07 (Note A)	5.22	2,000,698
3,000,000	Canadian Imperial Bank of Commerce, 5.27%, due 1/11/08 (Note A)	5.24	2,999,312
1,500,000	Rabobank Nederland, 5.24%, due 11/21/07 (Note A)	5.25	1,499,712
1,000,000	Rabobank Nederland, 5.18%, due 12/20/07 (Note A)	5.31	999,067

			7,498,789

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—1.1%
1,500,000	Deutsche Bank AG, 5.33%, due 10/19/07 (Note A)	5.33	1,500,000

	FOREIGN BANK SUPPORTED OBLIGATIONS—13.5%
1,500,000	Abbey National America LLC, due 9/20/07 (GTY: Abbey National PLC)	5.27	1,470,003
1,500,000	Danske Corp., due 8/13/07 (GTY: Den Danske Bank)	5.31	1,477,380
1,000,000	Danske Corp., due 10/26/07 (GTY: Den Danske Bank)	5.28	974,684
1,500,000	Danske Corp., due 11/9/07 (GTY: Den Danske Bank)	5.29	1,459,040
1,500,000	Louis Dreyfus Corp., Ser. A, due 5/4/07 (LOC: Barclays Bank PLC)	5.29	1,499,341
1,000,000	Louis Dreyfus Corp., Ser. A, due 5/15/07 (LOC: Barclays Bank PLC)	5.27	997,950
4,961,000	Societe Generale North America Inc., due 6/29/07 (GTY: Societe Generale)	5.31	4,918,925
2,100,000	UBS Finance (Delaware) Inc., due 6/1/07	5.29	2,090,488
3,900,000	UBS Finance (Delaware) Inc., due 7/9/07	5.33	3,861,130

			18,748,941

	TOTAL BANK OBLIGATIONS—43.2%		59,718,902

33

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	TAXABLE MUNICIPAL OBLIGATIONS—2.5%
$1,000,000	CA PCFA Rev. Bonds (Browning-Ferris Proj.), Tax. Ser. 1997, 5.34%, due 6/5/07 (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.34	$ 1,000,000
2,400,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 5/2/07 (LOC: Landesbank Hessen-Thueringen GZ) (Note C)	5.32	2,399,647

			3,399,647

	REPURCHASE AGREEMENT—31.2%
43,019,000	Bank of America Securities LLC • 5.23% dated 4/30/07, due 5/1/07 in the amount of $43,025,250 • fully collateralized by a U.S. government obligation, coupon 5.00%, maturity 5/1/35, value $43,879,381	5.23	43,019,000

	TOTAL INVESTMENTS (Cost $138,451,222)—100.3%		138,451,222

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.3)%		(362,659)

	NET ASSETS—100.0%		$138,088,563

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—26.9%
$500,000	Discount Notes, due 5/30/07	5.21	$497,952
500,000	Discount Notes, due 6/13/07	5.20	496,969
5,000,000	Discount Notes, due 10/26/07	5.19	4,876,760
1,000,000	Mortgage-backed Discount Notes, due 5/1/07	5.26	1,000,000
35,000,000	Mortgage-backed Discount Notes, due 6/1/07	5.26	34,843,579
30,000,000	Mortgage-backed Discount Notes, due 7/2/07	5.25	29,732,367
28,000,000	Mortgage-backed Discount Notes, due 7/2/07	5.24	27,750,450
10,000,000	Mortgage-backed Discount Notes, due 12/3/07	5.28	9,695,800
10,000,000	Notes, due 6/1/07 (Note D)	5.26	9,955,351
6,325,000	Notes, 4.87%, due 8/27/07	5.21	6,317,569
2,256,000	Notes, 5.00%, due 9/14/07	5.21	2,253,893
5,000,000	Notes, 5.15%, due 11/21/07	5.22	4,997,434

			132,418,124

	FEDERAL HOME LOAN BANK—2.0%
3,010,000	Notes, 4.87%, due 5/15/07	5.20	3,009,582
3,000,000	Notes, 3.12%, due 8/15/07	5.20	2,982,005
3,000,000	Notes, 5.75%, due 10/15/07	5.23	3,006,320
1,100,000	Notes, 3.16%, due 11/19/07	5.20	1,087,863

			10,085,770

	FREDDIE MAC—6.2%
5,000,000	Discount Notes, due 5/25/07	5.21	4,982,983
10,000,000	Discount Notes, due 7/9/07	5.21	9,902,633
5,000,000	Discount Notes, due 8/31/07	5.25	4,913,838
500,000	Discount Notes, due 9/18/07	5.18	490,317
780,000	Notes, 3.25%, due 1/28/08	5.20	769,130
2,250,000	Notes, 4.62%, due 6/01/07	5.20	2,248,798
7,000,000	Notes, 5.00%, due 9/17/07	5.21	6,993,320

			30,301,019

	REPURCHASE AGREEMENTS—65.3%
146,056,000	Bank of America Securities LLC • 5.23% dated 4/30/07, due 5/1/07 in the amount of $146,077,219 • fully collateralized by a U.S. government obligation, coupon 5.000%, maturity 5/1/34, value $148,977,120	5.23	146,056,000

35

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$175,000,000	Deutsche Bank • 5.21% dated 4/30/07, due 5/1/07 in the amount of $175,025,326 • fully collateralized by various U.S. government obligations, coupon range 5.00%-6.00%, maturity range 10/1/21-04/01/37, value $178,500,000	5.21	$175,000,000

			321,056,000

	TOTAL INVESTMENTS (Cost $493,860,913)—100.4%		493,860,913

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.4)%		(1,757,592)

	NET ASSETS—100.0%		$492,103,321

Please see accompanying notes to financial statements.

36

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Investment Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	CORPORATE OBLIGATIONS
	BANK OBLIGATIONS—14.3%
$100,000	FleetBoston Financial Corp., due 12/1/09	7.38	$ 105,149
400,000	Fifth Third Bancorp, due 5/23/07 (Notes A, E)	5.32	400,004
400,000	HBOS Treasury Services PLC, due 5/09/07 MTN (Notes A, E)	5.31	400,080
400,000	Irish Life & Permanent PLC, due 5/22/07 (Notes A, E)	5.34	400,024
150,000	Washington Mutual Inc., due 6/20/07 (Note A)	5.50	150,189

			1,455,446

	BANK LOAN—2.9%
300,000	ILH LLC, Ser. 2005, 5/03/07 (Note A)	5.37	300,000

	FINANCIALS—19.1%
100,000	CIT Group Inc., due 10/15/08	5.88	100,884
250,000	CIT Group Inc., due 5/23/07 MTN (Note A)	5.57	250,306
200,000	John Deere Capital Corp., due 1/15/08	3.90	198,048
400,000	Lehman Brothers Holdings Inc., due 7/23/07 MTN (Note A)	5.45	400,401
400,000	Morgan Stanley, due 5/4/07 (Note A)	5.40	400,037
300,000	Safeco Corp., due 2/1/08	4.20	297,223
300,000	Textron Financial Corp., due 3/3/08	4.13	297,134

			1,944,033

	INDUSTRIALS—15.2%
250,000	AOL Time Warner, Inc., due 5/1/07	6.15	250,000
175,000	Comcast Cable Communications LLC, due 5/1/07	8.38	175,000
100,000	Comcast of Delaware LLC, due 9/1/08	9.00	104,699
100,000	DaimlerChrysler N.A. Holdings Corp., due 1/15/08	4.75	99,522
200,000	DaimlerChrysler N.A. Holdings Corp., due 10/15/07	4.75	198,883
300,000	Diageo Capital PLC, due 5/10/07 MTN (Note A)	5.46	300,187
100,000	Kraft Foods Inc., due 10/1/08	4.00	98,144
220,000	Marriott International Inc., due 1/15/08	7.00	221,707
100,000	Motorola Inc., due 11/16/07	4.61	99,537

			1,547,679

	TRANSPORTATION SERVICES—1.0%
100,000	FedEx Corp., due 8/15/09	5.50	100,765

	TOTAL CORPORATE OBLIGATIONS—52.5%		5,347,923

37

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Investment Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	ASSET BACKED OBLIGATION—4.8%
$500,000	Aquinas Funding LLC, due 10/23/07 (Notes E, F)	5.17	$ 487,434

	MUNICIPAL OBLIGATIONS—3.9%
400,000	Warren County IDA, Tax. Stupps Bros., Ser. B-2, Revenue Bonds, due 5/3/07 (LOC: Bank of America, N.A.) (Note A)	5.35	400,000

	LOAN PARTICIPATION—3.9%
300,000	AXA Equitable Life Insurance Co., 5.37%, due 6/21/07 (Notes A, B)	5.37	399,885

	BANK COMMERCIAL PAPER—13.6%
300,000	Abbey National America LLC, due 6/05/07 (GTY: Abbey National PLC) (Note F)	5.22	298,478
100,000	Abbey National America LLC, due 6/01/07 (GTY: Abbey National PLC) (Note F)	5.22	99,550
500,000	Depfa Bank PLC, due 9/21/07 (Note F)	5.08	489,911
100,000	Provena Health, Rev. Notes, Ser. 1998, due 6/5/07 (Note F)	5.28	99,487
400,000	UBS Financial Delaware LLC, due 6/5/07 (Note F)	5.26	397,970

			1,385,396

	INDUSTRIAL COMMERCIAL PAPER—3.0%
300,000	Kellogg Co., due 5/4/07 (Note F)	5.30	299,868

	REPURCHASE AGREEMENT—20.0%
2,039,000	Bank of America Securities LLC • 5.23% dated 4/30/07, due 5/1/07 in the amount of $2,039,296 • fully collateralized by a U.S. government obligation, coupon 5.00%, maturity 5/1/35, value $2,079,781	5.23	2,039,000

	TOTAL INVESTMENTS (cost $10,361,464)—101.7%		10,359,506

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.7)%		(176,669)

	NET ASSETS—100.0%		$ 10,182,837

Please see accompanying notes to financial statements.

38

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	CORPORATE OBLIGATIONS
	BANK OBLIGATIONS—14.4%
$400,000	Deutsche Bank Financial, due 4/25/09	7.50	$ 417,152
400,000	FleetBoston Financial Corp., due 12/1/09	7.38	420,595
300,000	Greenpoint Financial Corp., due 6/6/08	3.20	292,406
300,000	Santander Central Hispano Issuances Ltd., due 9/14/10	7.63	325,548

			1,455,701

	FINANCIALS—36.1%
320,000	Caterpillar Financial Services Corp., Ser. F, MTN, due 3/4/09	4.35	316,086
400,000	CIT Group Inc., due 10/15/08	5.88	403,536
500,000	General Electric Capital Corp., Ser. A, MTN, due 1/19/10	7.38	529,747
500,000	Goldman Sachs Group LP, due 6/15/10	4.50	492,130
500,000	HSBC Financial Corp., due 9/15/09	6.30	507,650
250,000	International Lease Finance Corp., due 11/1/09	4.38	245,864
400,000	John Deere Capital Corp., due 1/15/08	3.90	396,096
280,000	JPMorgan Chase & Co., due 6/15/09	7.13	290,937
195,000	Merrill Lynch & Co., Inc., Ser. C, MTN, due 2/8/10	4.25	190,399
300,000	Safeco Corp., due 2/1/08	4.20	297,223

			3,669,668

	INDUSTRIALS—15.8%
300,000	Comcast of Delaware LLC, due 9/1/08	9.00	314,097
200,000	DaimlerChrysler N.A. Holdings Corp., due 1/15/08	4.75	199,043
200,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	209,950
300,000	Kraft Foods Inc., due 10/1/08	4.00	294,431
280,000	Motorola Inc., due 11/16/07	4.61	278,703
300,000	Time Warner, Inc., due 9/1/08	7.25	307,300

			1,603,524

	TRANSPORTATION SERVICES—2.0%
200,000	FedEx Corp., due 8/15/09	5.50	201,531

	TOTAL CORPORATE OBLIGATIONS—68.3%		6,930,424

39

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2007 (Unauditied)

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	GOVERNMENT AGENCY OBLIGATIONS—8.2%
$500,000	Federal Home Loan Bank, due 11/13/09	6.50	$ 519,705
300,000	Federal Home Loan Bank, due 11/15/11	5.63	309,599

			829,304

	U.S. TREASURY OBLIGATIONS—10.1%
790,000	U.S. Treasury Note, due 11/30/08	4.63	789,043
240,000	U.S. Treasury Note, due 11/15/09	4.63	240,384

			1,029,427

	BANK COMMERCIAL PAPER—4.8%
500,000	Depfa Bank PLC, due 9/21/07 (Note F)	5.08	489,911

	REPURCHASE AGREEMENT—7.7%
788,000	Bank of America Securities LLC • 5.23% dated 4/30/07, due 5/1/07 in the amount of $788,114 • fully collateralized by a U.S. government obligation, coupon 5.00%, maturity 10/1/35, value $789,760	5.23	788,000

	TOTAL INVESTMENTS (cost $10,070,333)—99.1%		10,067,066

	OTHER ASSETS AND LIABILITIES, NET—0.9%		93,165

	NET ASSETS—100.0%		$ 10,160,231

Please see accompanying notes to financial statements.

40

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments

April 30, 2007 (Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2007. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2007, the aggregate market value of these securities, valued at amortized cost, is $399,885 or 3.9% of net assets of the Short-Term Investment Fund.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Zero Coupon Security.

(E)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2007, these securities amounted to $18,903,032 or 13.7% of net assets of the Institutional Money Market Fund and $1,687,542 or 16.6% of net assets of the Short-Term Investment Fund. These securities have been deemed liquid by the Board of Directors.

(F)	The rate shown is the effective yield at time of purchase.

41

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments
Description of Abbreviations

April 30, 2007 (Unaudited)

AIG	American International Group
CP	Commercial Paper
GTY	Guarantee
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTN	Medium Term Note
PCFA	Pollution Control Finance Authority

Please see accompanying notes to financial statements.

42

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), met to consider approval of the Investment Management Agreement between the Company, on behalf of each Fund, and TD Asset Management USA Inc. (“TDAM USA”) at a meeting held on September 18, 2006. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) information about fees and expense ratios of each of the Institutional Money Market Fund —Institutional Class, Institutional Money Market Fund — Institutional Service Class, Institutional U.S. Government Fund — Institutional Class, Institutional U.S. Government Fund — Institutional Service Class, Short-Term Investment Fund and Short-Term Bond Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) the economic outlook and the general investment outlook in the markets; (iii) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (iv) information about the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel, independent of the Investment Manager, provided guidance to the Independent Directors.

Fees and Expenses

The Board of Directors, including the Independent Directors, compared the proposed fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager. The Board also reviewed fees and expense ratios of a group of comparable funds selected by the Investment Manager.

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the proposed fees and expense ratios of each Fund:

•	the Institutional Money Market Fund’s management fee rate and total expense ratio for each of its classes itutional U.S. Government Fund’s management fee rate and total expense ratio for each of its
•	the Institutional U.S. Government Fund’s management fee rate and total expense ratio for each of its classes was equal to or below the median management fee rate and total expense ratio of the respective peer group.

43

•	the Short-Term Investment Fund’s management fee rate and total expense ratio was below the median management fee rate and total expense ratio of its peer group.
•	the Short-Term Bond Fund’s management fee rate and total expense ratio was below the median management fee rate and total expense ratio of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager had served as adviser to TD Bank USA, N.A. (an affiliate for which it manages cash) and The Toronto-Dominion Bank.

On the basis of the factors considered and information presented, the Board determined that the fee rates were reasonable.

Nature, Quality and Extent of Services Performed by TDAM USA and its Affiliates

The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services to be performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors of the Company (and the other funds previously advised by the Investment Manager), including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible, or to be primarily responsible, for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services to be provided to the Funds and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided, or to be provided, by the Investment Manager and its affiliates.

44

Fund Performance

The Board noted that since the Funds have not yet commenced operations, there was no performance information available.

Profitability

The Board was also informed that since the Funds have not yet commenced operations, there was no profitability information or analysis to provide to the Board.

Economies of Scale

The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Company, whether the Company had appropriately benefited, and would benefit, from any economies of scale, and whether there is potential for realization of any further economies of scale.

The Board noted that the Investment Manager’s advisory fee rate for each of the Institutional Money Market Fund and Institutional U.S. Government Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each such Fund grows. The breakpoints largely correspond with the asset levels at which the Investment Manager indicated it anticipated that it would experience economies of scale. The Board concluded that potential economies of scale would be passed on to the shareholders in the form of breakpoints to the advisory fee rate. The Board determined that the advisory fee structure was reasonable.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Funds, including for administrative and transfer agency services. The Board noted that there were no separate administrative fees being proposed. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates may receive with regard to providing investment advisory and other services to the Funds, such as those noted above, were reasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund to approve the acceptance of the Investment Management Agreement.

45

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031.

Name, Address And Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 63	Director	Since 12/12/95	President of the Kevin Scott Dalrymple Foundation since February 2007; Chairman of CheckSpring Community Corporation from 2004 through June 2007; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002; Director of the Council of Independent Colleges since 2000.	9	None

PETER BM EBY c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 68	Director	Since 6/6/02	Retired.	9	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

LAWRENCE J. TOAL c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 69	Director	Since 12/12/95	Vice Chairman of the Board of Trustees for Big Brothers/Big Sisters of New York City since 2000; Chairman of the Board of Trustees of the Healthcare Chaplaincy since 1990; Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000 and President, and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002 and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	9	None

Interested Director

GEORGE F. STAUDTER††† c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 75	Chairman and Director	Since 12/12/95	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	9	None

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Name, Address And Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

DAVID A. HARTMAN c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 60	President and Chief Executive Officer	Since 3/22/07

Since January 2006, Managing Director of the Investment Manager; from December 2005 through March 2007, Vice President and Assistant Treasurer of the Fund Complex; and from October 1995 to December 2005, Chief Investment Officer and Senior Vice President of the Investment Manager.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 43	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director of SEI Investments.

WILLIAM SONG c/o TD Asset Management USA Inc 31 West 52nd Street New York, NY 10019 Age 39	Chief Legal Officer, and Anti-Money Laundering Officer	Since 3/22/07

Since April 2007, General Counsel, Director and Secretary of the Investment Manager; since October 2006, Vice President and Director of the Investment Manager; from June 2000 through October 2006, attorney, United States Securities and Exchange Commission.

KERRY REILLY c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 41	Secretary	Since 9/18/06	Since January 2006, employee of BISYS Fund Services; from June 2004 through May 2005, employee of CitiStreet LLC; from June 1987 through October 2001, employee of Fidelity Investments.

MICHELE R. TEICHNER c/o TD Asset Management USA Inc 31 West 52nd Street New York, NY 10019 Age 47	Chief Compliance Officer, Vice President, and Assistant Secretary	Since 6/11/04 and 11/2/99

Since January 2006, Managing Director, and since June 2004, Chief Compliance Officer, of the Investment Manager; Senior Vice President of TD Asset Management USA Inc. (from August 1996 to December 2005) and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2007.
†††	Mr. Staudter is considered an “interested person” of the Company under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.

48	49

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/  David A. Hartman, President
                                              David A. Hartman, President

Date January 15, 2008

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David A. Hartman, President
                                               David A. Hartman, President

Date January 15, 2008

By (Signature and Title)*    /s/ Christopher Salfi, Treasurer
                                                Christopher Salfi, Treasurer

Date January 15, 2008

*	Print the name and title of each signing officer under his or her signature.